UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number   811-22946
Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850
Registrant's telephone number, including area code:    (301) 296-5100
Date of fiscal year end:  September 30
Date of reporting period: October 1, 2020 – March 31, 2021

Item 1.  Reports to Stockholders.
The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(Unaudited)

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Manager”) is pleased to present the shareholder report for the Funds in the Guggenheim Strategy Funds Trust:
Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Funds”). The report covers the semi-annual period ended March 31, 2021.
The investment objective for the Funds is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.
The Investment Manager is responsible for the management of the Funds’ portfolio of investments. It is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.
Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and the Investment Manager.
We encourage you to read the Economic and Market Overview section of the report, which follows this letter.
We are committed to providing innovative investment solutions and appreciate the trust you place in us.
Sincerely,
Guggenheim Partners Investment Management, LLC
April 30, 2021

(Unaudited)

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.
COVID-19. The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to investment risk, including the possible loss of the entire principal amount invested. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

The Strategy Funds may not be suitable for all investors. The investments in fixed-income instruments are subject to the possibility that interest rates could rise, causing the value of the holdings and share price to decline. Investors in asset- backed securities, including collateralized loan obligations generally receive payments that are part interest and part return of principal. These payments may vary based on the rate loans are repaid. Some asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices volatile and they are subject to liquidity and valuation risk. CLOs bear similar risks to investing in loans directly. Investments in loans involve special types of risks, including credit, interest rate, counterparty, prepayment, liquidity, and valuation risks. Loans are often below investment grade, may be unrated, and typically offer a fixed or floating interest rate. High yield and unrated debt securities are at a greater risk of default than investment grade bonds and may be less liquid, which may increase volatility. The use of leverage, through borrowings or instruments such as derivatives, may cause the fund to be more volatile and riskier than if it had not been leveraged. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs, all of which are enhanced when investing in emerging markets. In addition, investments in emerging markets are subject to risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. Please read the prospectus for more detailed information regarding these and other risks.

(Unaudited)

ECONOMIC AND MARKET OVERVIEW

For the six-month period ended March 31, 2021, the yield on the two-year U.S. Treasury Note rose 3 basis points1 to 0.16% from 0.13%, and the 10-year U.S. Treasury Note climbed 105 basis points to 1.74% from 0.69%. The spread between the two-year U.S. Treasury Note and 10-year U.S. Treasury Note widened from 56 basis points to 158 basis points as investors repositioned in response to fears of inflationary pressure, which the Federal Reserve (the “Fed”) regards as a transitory, short-term phenomenon. Easy financial conditions and low rates will likely support credit over the next few years. With market optimism pulling forward rate hike expectations and causing bond yields to rise, we view this as an opportunity to add incremental yield to portfolios.
Our 2021 U.S. economic growth forecast increased during the first quarter of 2021 from an annualized 5.5% to over 7%, factoring in more fiscal stimulus than previously anticipated. This forecast captures the effect of stimulus representing roughly 11% of 2020–2021 gross domestic product (“GDP”), versus the previous calculation of about 8%. We see strength in the consumer sector and in housing activity. In addition, U.S. vaccinations for COVID-19 continue to accelerate, nearing 3 million doses per day by the end of the first quarter. More than 213 million doses have been administered in the U.S. so far, and about 35% of the U.S. population has been fully vaccinated. The U.S. is seeing the best-case scenario unfold in its vaccine rollout, but other countries have not been as fortunate.
Europe’s vaccine rollout hit a major speedbump during the first quarter when questions surrounding the safety of the AstraZeneca vaccine led several major European countries to temporarily suspend distribution. Safety concerns, coupled with supply constraints, meant that less than 10% of the populations of Germany, France, and Italy had been vaccinated by the end of the first quarter, well under the pace needed to reach 70% inoculated by summer. Any delay in ending the pandemic on a global scale has implications for other countries too, including the U.S., where travel and hospitality workers represent a large share of the unemployed.
Despite vaccination delays in Europe and its implications abroad, we saw meaningful improvement in the domestic labor market during the first quarter as states moved forward with business re-openings. Seasonally adjusted initial jobless claims fell by 97,000 to 684,000 in the week ending March 20, 2021, the lowest level since the pandemic began, before seeing an uptick the following week to 719,000. We saw more positive news across the board in the March payroll report with 916,000 jobs added, and with 156,000 more from revisions. Standing in the way of additional labor market gains are local government restrictions on certain sectors, although easing of these restrictions is expected by summer.
Economic developments drove a sharp increase in U.S. Treasury yields. The market pulled forward expectations of the next Fed rate hike from December 2023 to December 2022, while repricing the long-run terminal Fed funds rate estimate to 2.25% from just 0.55% last August. We do not expect the Fed to raise interest rates as early as the market is anticipating, even though we expect strong GDP growth in coming years.
Year-over-year inflation measures will rise over the next several months due to base effects, which may be compounded by supply chain disruptions in the goods sector and potential capacity constraints for certain services. However, these factors could prove to be short-lived, with base effects set to dampen inflation starting in the summer months. Moreover, the Fed is focused on generating sustainably higher inflation. Even if core inflation rises above the Fed’s 2% target in 2021, the Fed’s focus is on a long-term average of 2%. With years of shortfalls to make up, and the Fed now targeting labor market disparities as part of an expanded definition of full employment, we expect policymakers to remain resolutely patient. Any tapering of asset purchases will likely be deferred until later in 2022, with the first rate hike likely to come sometime after that.
For the six-month period ended March 31, 2021, the Standard & Poor’s 500® (“S&P 500®”) Index* returned 19.07%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 20.08%. The return of the MSCI Emerging Markets Index* was 22.43%.
In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.73% return for the six-month period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 7.36%. The return of the ICE Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.06% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

1Basis point – one basis point is equal to 0.01%.

*Index Definitions:
The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.
Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).
Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market Index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.
MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.
MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.
S&P 500® is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

Guggenheim Strategy Fund II
PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2021

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	33.1%
Corporate Bonds	29.5%
Collateralized Mortgage Obligations	22.0%
Money Market Fund	7.0%
Exchange-Traded Funds	4.1%
Foreign Government Debt	3.8%
Senior Floating Rate Interests	2.3%
Other Assets & Liabilities, net	(1.8%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2021
	6 Month	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund II	0.95%	5.65%	2.73%	2.21%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.04%	0.09%	1.12%	0.81%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Ten Largest Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	4.1%
Kingdom of Spain, (0.51)%	2.3%
Station Place Securitization Trust, 0.92%	1.8%
Flagship CLO VIII Ltd., 2.02%	1.4%
Denali Capital CLO XI Ltd., 1.35%	1.3%
Shackleton VIII CLO Ltd., 1.14%	1.2%
MP CLO VIII Ltd., 1.13%	1.1%
Swedbank AB, 0.85%	1.1%
CenterPoint Energy Resources Corp., 0.68%	1.1%
Australia & New Zealand Banking Group Ltd., 1.18%	1.0%
Top Ten Total	16.4%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Strategy Fund III
PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2021

Portfolio Breakdown	% of Net Assets
Investments
Asset-Backed Securities	39.0%
Collateralized Mortgage Obligations	27.3%
Corporate Bonds	26.9%
Exchange-Traded Funds	2.7%
Money Market Fund	2.6%
Senior Floating Rate Interests	2.3%
Foreign Government Debt	1.0%
Other Assets & Liabilities, net	(1.8%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2021
	6 Month	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund III	1.15%	6.28%	3.02%	2.51%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.04%	0.09%	1.12%	0.81%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.
Ten Largest Holdings	(% of Total Net Assets)
iShares Core U.S. Aggregate Bond ETF	2.7%
Station Place Securitization Trust, 0.92%	1.9%
Flagship CLO VIII Ltd., 2.02%	1.5%
Denali Capital CLO XI Ltd., 1.35%	1.4%
MP CLO VIII Ltd., 1.13%	1.2%
Boeing Co., 1.95%	1.1%
Swedbank AB, 0.85%	1.1%
610 Funding CLO 3 Ltd., 1.87%	1.1%
CenterPoint Energy Resources Corp., 0.68%	1.1%
Shackleton VIII CLO Ltd., 1.14%	1.0%
Top Ten Total	14.1%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Variable Insurance Strategy Fund III
PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2021

Portfolio Breakdown	% of Net Assets
Investments
Asset-Backed Securities	41.2%
Corporate Bonds	26.7%
Collateralized Mortgage Obligations	24.3%
Money Market Fund	4.3%
Exchange-Traded Funds	2.7%
Senior Floating Rate Interests	2.3%
Foreign Government Debt	1.0%
Other Assets & Liabilities, net	(2.5%)
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2021
	6 Month	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Variable Insurance Strategy Fund III	1.03%	6.11%	2.93%	2.45%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	0.04%	0.09%	1.12%	0.81%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
Halcyon Loan Advisors Funding Ltd., 1.14%	5.3%
iShares Core U.S. Aggregate Bond ETF	2.7%
Station Place Securitization Trust, 0.92%	1.9%
Flagship CLO VIII Ltd., 2.02%	1.4%
KVK CLO 2013-1 Ltd., 1.68%	1.4%
Denali Capital CLO XI Ltd., 1.35%	1.3%
Swedbank AB, 0.85%	1.1%
MP CLO VIII Ltd., 1.13%	1.1%
CenterPoint Energy Resources Corp., 0.68%	1.1%
VB-S1 Issuer LLC, 3.03%	1.0%
Top Ten Total	18.3%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2020 and ending March 31, 2021.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Strategy Fund II	0.10%	0.95%	$1,000.00	$1,009.50	$0.50
Guggenheim Strategy Fund III	0.11%	1.15%	1,000.00	1,011.50	0.55
Guggenheim Variable Insurance Strategy Fund III	0.18%	1.03%	1,000.00	1,010.30	0.90

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund II	0.10%	5.00%	$1,000.00	$1,024.43	$0.50
Guggenheim Strategy Fund III	0.11%	5.00%	1,000.00	1,024.38	0.56
Guggenheim Variable Insurance Strategy Fund III	0.18%	5.00%	1,000.00	1,024.03	0.91

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
2
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period September 30, 2020 to March 31, 2021.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 4.1%
iShares Core U.S. Aggregate Bond ETF[1]	129,750	$14,769,442
Total Exchange-Traded Funds
(Cost $15,301,205)		14,769,442
MONEY MARKET FUND† - 7.0%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	25,017,892	25,017,892
Total Money Market Fund
(Cost $25,017,892)		25,017,892

	Face Amount~
ASSET-BACKED SECURITIES†† - 33.1%
Collateralized Loan Obligations - 24.5%
Flagship CLO VIII Ltd.
2018-8A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[3,4]	5,100,000	5,091,044
Denali Capital CLO XI Ltd.
2018-1A, 1.35% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[3,4]	4,658,844	4,659,401
Shackleton VIII CLO Ltd.
2017-8A, 1.14% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[3,4]	4,278,701	4,278,298
BXMT Ltd.
2020-FL2, 1.26% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[3,4]	2,500,000	2,501,534
2020-FL3, 1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[3,4]	1,750,000	1,759,645
Marathon CLO V Ltd.
2017-5A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,4]	2,603,077	2,600,556
2017-5A, 1.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[3,4]	1,618,482	1,602,950
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,4]	4,001,796	4,000,524
Palmer Square Loan Funding Ltd.
2021-2A, due 05/20/29[3,4]	1,750,000	1,749,650
2018-4A, 1.09% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[3,4]	1,349,923	1,350,270
2019-3A, 1.03% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,4]	610,845	610,896
Dryden 33 Senior Loan Fund
2020-33A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[3,4]	3,500,000	3,496,319
Diamond CLO Ltd.
2021-1A, 1.40% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[3,4]	3,250,000	3,249,350
GPMT Ltd.
2019-FL2, 1.41% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3,4]	3,000,000	3,004,415
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[3,4]	3,000,000	2,996,472
Avery Point V CLO Ltd.
2017-5A, 1.72% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[3,4]	3,000,000	2,991,791
Golub Capital Partners CLO Ltd.
2018-36A, 1.50% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,4]	3,000,000	2,981,512
CHCP Ltd.
2021-FL1, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/15/38[3,4]	2,750,000	2,750,820
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	2,500,000	2,476,734
610 Funding CLO 3 Ltd.
2018-3A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[3,4]	2,416,870	2,416,832

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.1% (continued)
Collateralized Loan Obligations - 24.5% (continued)
Venture XIV CLO Ltd.
2020-14A, 1.22% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[3,4]	2,000,000	$1,997,418
Owl Rock CLO IV Ltd.
2020-4A, 2.80% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[3,4]	1,750,000	1,754,951
HERA Commercial Mortgage Ltd.
2021-FL1, 1.18% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[3,4]	1,750,000	1,750,692
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.74% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	1,750,000	1,745,545
Telos CLO Ltd.
2017-6A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[3,4]	1,569,777	1,569,825
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[3,4]	1,500,000	1,499,973
Cerberus Loan Funding XXX, LP
2020-3A, 2.08% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[3,4]	1,500,000	1,498,346
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 0.99% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[3,4]	1,481,143	1,480,406
LoanCore Issuer Ltd.
2018-CRE1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[3,4]	1,000,000	999,026
2018-CRE1, 1.24% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[3,4]	480,819	480,822
Shackleton CLO Ltd.
2018-6RA, 1.24% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[3,4]	1,442,938	1,442,325
Wellfleet CLO Ltd.
2020-2A, 1.28% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[3,4]	1,250,000	1,250,337
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[3,4]	1,250,000	1,250,000
Woodmont Trust
2020-7A, 2.05% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[3,4]	1,250,000	1,248,563
Oaktree CLO Ltd.
2017-1A, 1.57% (3 Month USD LIBOR + 1.35%) due 10/20/27[3,4]	1,250,000	1,232,602
Wind River CLO Ltd.
2017-2A, 1.11% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,4]	1,183,220	1,182,185
Mountain View CLO Ltd.
2018-1A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,4]	1,134,651	1,133,603
Newfleet CLO Ltd.
2018-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[3,4]	1,100,831	1,100,064
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,4]	1,052,801	1,053,036
Cerberus Loan Funding XXXI, LP
2021-1A, 1.69% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[3,4]	1,000,000	1,000,000
Cerberus Loan Funding XXXII, LP
2021-2A, due 04/22/33[3,4]	1,000,000	999,800
Avery Point VI CLO Ltd.
2021-6A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[3,4]	978,622	977,771

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.1% (continued)
Collateralized Loan Obligations - 24.5% (continued)
TICP CLO I Ltd.
2018-1A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[3,4]	639,029	$639,000
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,4]	415,148	414,856
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[3,4]	350,000	350,120
Grand Avenue CRE Ltd.
2020-FL2, 2.56% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[3,4]	338,239	340,407
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[3,4]	300,000	299,464
MidOcean Credit CLO IV
2018-4A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[3,4]	268,971	268,949
ACIS CLO Ltd.
2015-6A, 1.80% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[3,4]	196,709	196,723
BSPRT Issuer Ltd.
2018-FL3, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,4]	144,871	144,871
Mountain Hawk II CLO Ltd.
2018-2A, 1.82% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[3,4]	122,516	122,494
Total Collateralized Loan Obligations		87,993,187
Financial - 3.0%
Station Place Securitization Trust
2020-5, 0.92% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,4,5	6,600,000	6,600,000
2021-7, 1.02% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21[3,4]	3,250,000	3,250,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.73% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,3,4	800,000	800,000
Total Financial		10,650,000
Transport-Container - 1.6%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[3]	3,000,000	2,926,209
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	1,500,000	1,464,856
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[3]	844,300	819,172
2020-1A, 2.73% due 08/21/45[3]	469,604	477,826
Total Transport-Container		5,688,063
Transport-Aircraft - 1.3%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	2,146,679	2,150,999
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	1,783,649	1,798,038
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	887,909	880,894
Total Transport-Aircraft		4,829,931
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[3]	3,479,654	3,492,784
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[3]	1,000,000	996,676
Total Net Lease		4,489,460
Infrastructure - 1.0%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[3]	3,300,000	3,453,443

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 33.1% (continued)
Whole Business - 0.5%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[3]	1,890,500	$1,941,355
Total Asset-Backed Securities
(Cost $119,052,942)		119,045,439
CORPORATE BONDS†† - 29.5%
Financial - 8.1%
Swedbank AB
0.85% due 03/18/24[3]	3,850,000	3,858,534
Australia & New Zealand Banking Group Ltd.
1.18% (3 Month USD LIBOR + 0.99%) due 06/01/21[3,4]	3,675,000	3,680,701
Charles Schwab Corp.
0.51% (U.S. Secured Overnight Financing Rate + 0.50%) due 03/18/24[4]	3,550,000	3,571,584
JPMorgan Chase & Co.
0.70% due 03/16/24[6]	3,550,000	3,564,917
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[3]	3,550,000	3,548,800
Credit Suisse AG NY
0.42% (U.S. Secured Overnight Financing Rate + 0.39%) due 02/02/24[4]	2,200,000	2,179,540
UBS Group AG
2.01% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[3,4]	1,875,000	1,875,830
Santander UK plc
0.81% (3 Month USD LIBOR + 0.62%) due 06/01/21[4]	1,790,000	1,791,772
Intercontinental Exchange, Inc.
0.83% (3 Month USD LIBOR + 0.65%) due 06/15/23[4]	1,450,000	1,451,215
Aviation Capital Group LLC
2.88% due 01/20/22[3]	1,300,000	1,318,819
Standard Chartered plc
1.32% due 10/14/23[3,6]	900,000	905,715
GA Global Funding Trust
1.63% due 01/15/26[3]	600,000	598,965
Svenska Handelsbanken AB
3.35% due 05/24/21	594,000	596,541
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	200,088
Total Financial		29,143,021
Industrial - 5.9%
Boeing Co.
1.95% due 02/01/24	3,300,000	3,380,867
1.43% due 02/04/24	1,850,000	1,853,256
Siemens Financieringsmaatschappij N.V.
0.80% (3 Month USD LIBOR + 0.61%) due 03/16/22[3,4]	2,160,000	2,172,632
0.65% due 03/11/24[3]	1,400,000	1,399,079
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,698,958
3.40% due 03/01/23	500,000	524,735
Graphic Packaging International LLC
0.82% due 04/15/24[3]	2,550,000	2,542,456
Teledyne Technologies, Inc.
0.65% due 04/01/23	1,750,000	1,747,792
CNH Industrial Capital LLC
1.95% due 07/02/23	1,620,000	1,663,467
Silgan Holdings, Inc.
1.40% due 04/01/26[3]	950,000	929,812
Vontier Corp.
1.80% due 04/01/26[3]	850,000	845,563
Berry Global, Inc.
0.95% due 02/15/24[3]	800,000	796,232
Ingram Micro, Inc.
5.00% due 08/10/22	545,000	563,886
Total Industrial		21,118,735
Consumer, Non-cyclical - 5.1%
General Mills, Inc.
0.76% (3 Month USD LIBOR + 0.54%) due 04/16/21[4]	3,650,000	3,650,494
AmerisourceBergen Corp.
0.74% due 03/15/23	3,550,000	3,552,976
Illumina, Inc.
0.55% due 03/23/23	3,550,000	3,546,876
Sysco Corp.
5.65% due 04/01/25	2,450,000	2,847,886
AbbVie, Inc.
0.53% (3 Month USD LIBOR + 0.35%) due 05/21/21[4]	1,150,000	1,150,381
Molina Healthcare, Inc.
5.38% due 11/15/22	800,000	838,832
CVS Health Corp.
4.00% due 12/05/23	650,000	702,314
Stryker Corp.
3.38% due 05/15/24	650,000	700,029
Bunge Limited Finance Corp.
3.00% due 09/25/22	450,000	463,899
Spectrum Brands, Inc.
5.75% due 07/15/25	350,000	360,937
Element Fleet Management Corp.
1.60% due 04/06/24[3]	350,000	349,591
ADT Security Corp.
3.50% due 07/15/22	200,000	203,000
Total Consumer, Non-cyclical		18,367,215
Utilities - 3.6%
CenterPoint Energy Resources Corp.
0.68% (3 Month USD LIBOR + 0.50%) due 03/02/23[4]	3,800,000	3,801,079
NextEra Energy Capital Holdings, Inc.
0.55% (U.S. Secured Overnight Financing Rate + 0.54%) due 03/01/23[4]	3,550,000	3,558,882
Atmos Energy Corp.
0.63% due 03/09/23	1,800,000	1,800,702

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 29.5% (continued)
Utilities - 3.6% (continued)
ONE Gas, Inc.
1.10% due 03/11/24	1,800,000	$1,799,349
Alexander Funding Trust
1.84% due 11/15/23[3]	1,750,000	1,776,705
Total Utilities		12,736,717
Communications - 3.0%
NTT Finance Corp.
0.58% due 03/01/24[3]	3,550,000	3,536,497
Verizon Communications, Inc.
0.75% due 03/22/24	1,800,000	1,801,835
Netflix, Inc.
5.50% due 02/15/22	1,250,000	1,300,000
ViacomCBS, Inc.
4.75% due 05/15/25	810,000	915,739
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	661,375
2.25% due 02/15/26	250,000	251,798
Sirius XM Radio, Inc.
5.38% due 07/15/26[3]	450,000	464,625
3.88% due 08/01/22[3]	400,000	401,500
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36% due 09/20/21[3]	700,000	705,250
Videotron Ltd.
5.00% due 07/15/22	450,000	468,000
Corning, Inc.
3.70% due 11/15/23	400,000	428,245
Total Communications		10,934,864
Technology - 2.4%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	3,550,000	3,530,595
HCL America, Inc.
1.38% due 03/10/26[3]	2,800,000	2,748,325
Microchip Technology, Inc.
2.67% due 09/01/23[3]	1,640,000	1,707,871
Infor, Inc.
1.45% due 07/15/23[3]	780,000	789,650
Total Technology		8,776,441
Energy - 0.9%
Phillips 66
0.90% due 02/15/24	1,700,000	1,700,409
Valero Energy Corp.
1.20% due 03/15/24	1,650,000	1,654,503
Total Energy		3,354,912
Basic Materials - 0.5%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	850,000	906,481
Carpenter Technology Corp.
4.45% due 03/01/23	700,000	725,362
Total Basic Materials		1,631,843
Total Corporate Bonds
(Cost $105,381,160)		106,063,748
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.0%
Residential Mortgage Backed Securities - 20.2%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[3,4]	3,400,655	3,392,279
2020-NQM1, 1.21% due 05/25/65[3,7]	2,616,442	2,627,487
2020-RPL5, 3.02% (WAC) due 08/25/60[3,4]	1,653,789	1,680,895
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[3,7]	3,098,634	3,105,016
2020-1, 2.42% due 01/25/60[3,7]	1,844,676	1,864,360
2019-4, 2.64% due 11/25/59[3,7]	1,199,274	1,220,547
2019-4, 2.85% due 11/25/59[3,7]	880,097	894,793
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[3]	2,550,000	2,555,166
2020-T3, 1.32% due 10/15/52[3]	1,750,000	1,755,308
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	1,856,785	1,937,956
2019-1A, 3.50% (WAC) due 10/25/59[3,4]	1,666,016	1,758,352
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[3,4]	3,185,542	3,198,228
Soundview Home Loan Trust
2006-OPT5, 0.25% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	2,802,308	2,741,502
2006-1, 0.71% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[4]	457,502	455,169
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[3]	2,800,000	2,806,682
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[3,4]	1,457,551	1,519,667
2017-5, 0.71% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,4]	1,256,767	1,256,767
Home Equity Loan Trust
2007-FRE1, 0.30% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	2,718,271	2,561,447

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.0% (continued)
Residential Mortgage Backed Securities - 20.2% (continued)
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.68% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[4]	2,353,907	$2,343,486
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.74% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[4]	2,346,461	2,309,881
NovaStar Mortgage Funding Trust Series
2007-2, 0.31% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	2,210,000	2,166,570
FKRT
2020-C2A, 3.25% due 12/30/23†††,5	1,977,865	1,980,238
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[3,4]	1,633,745	1,652,930
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[4,5]	1,191,762	1,241,172
2019-RM3, 2.80% (WAC) due 06/25/69[4,5]	390,338	399,114
BRAVO Residential Funding Trust
2021-HE1, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[3,4]	874,287	873,098
2019-NQM1, 2.67% (WAC) due 07/25/59[3,4]	752,075	760,622
Countrywide Asset-Backed Certificates
2006-6, 0.45% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[4]	1,621,547	1,611,627
LSTAR Securities Investment Ltd.
2021-1, 1.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[4,5]	878,249	880,617
2021-2, 1.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[4,5]	650,000	649,550
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[3,4]	1,501,104	1,499,054
Banc of America Funding Trust
2015-R2, 0.37% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[3,4]	1,500,935	1,464,472
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[3,4]	939,780	957,073
2019-1, 2.94% (WAC) due 06/25/49[3,4]	479,246	482,064
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.75% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[4]	1,407,961	1,404,727
CIT Mortgage Loan Trust
2007-1, 1.46% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	805,130	809,325
2007-1, 1.56% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,4]	477,737	480,237
CSMC Series
2014-2R, 0.33% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,4]	814,803	801,436
2014-7R, 0.28% (WAC) due 10/27/36[3,4]	352,342	321,520
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,4]	779,169	788,661
2019-2, 2.70% (WAC) due 09/25/59[3,4]	394,558	396,854
Citigroup Mortgage Loan Trust
2007-WFH2, 0.51% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[4]	667,773	664,940
2019-IMC1, 2.72% (WAC) due 07/25/49[3,4]	493,049	502,079

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.0% (continued)
Residential Mortgage Backed Securities - 20.2% (continued)
New Residential Advance Receivables Trust Advance Receivables Backed
2020-APT1, 1.04% due 12/16/52†††,3	1,000,000	$999,711
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.25% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[4]	1,021,432	994,015
Alternative Loan Trust
2007-OA7, 0.25% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[4]	1,018,141	967,807
Morgan Stanley Home Equity Loan Trust
2006-2, 0.67% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[4]	838,716	831,661
HarborView Mortgage Loan Trust
2006-14, 0.26% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	870,291	816,301
Structured Asset Investment Loan Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[4]	390,187	388,951
2005-1, 0.83% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[3,4]	258,528	258,849
Nationstar Home Equity Loan Trust
2007-B, 0.33% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[4]	571,428	566,149
FBR Securitization Trust
2005-2, 0.86% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[4]	479,378	478,954
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,4]	425,540	426,316
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,4]	416,988	419,980
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.61% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[4]	261,140	260,820
Encore Credit Receivables Trust
2005-4, 0.77% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[4]	222,851	222,540
GSAMP Trust
2005-HE6, 0.77% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[4]	137,001	136,975
Total Residential Mortgage Backed Securities		72,541,997
Commercial Mortgage Backed Securities - 1.8%
Citigroup Commercial Mortgage Trust
2018-C6, 0.78% (WAC) due 11/10/51[4,8]	48,818,261	2,507,535
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.64% (WAC) due 06/15/51[4,8]	49,430,392	1,574,022
BENCHMARK Mortgage Trust
2019-B14, 0.79% (WAC) due 12/15/62[4,8]	24,877,451	1,181,410
Life Mortgage Trust
2021-BMR, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[3,4]	950,000	950,855
KKR Industrial Portfolio Trust
2021-KDIP, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[3,4]	300,000	299,641
Total Commercial Mortgage Backed Securities		6,513,463
Total Collateralized Mortgage Obligations
(Cost $78,407,050)		79,055,460
FOREIGN GOVERNMENT DEBT†† - 3.8%
Kingdom of Spain
(0.51)% due 07/09/21[9]	EUR 7,180,000	8,431,489
Czech Republic
0.10% due 04/17/22	CZK 78,600,000	3,515,461
United Mexican States
4.04% due 05/06/21[9]	MXN 34,320,000	1,672,380
Total Foreign Government Debt
(Cost $13,959,210)		13,619,330

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 2.3%
Industrial - 0.9%
Berry Global, Inc.
due 07/01/26	1,750,000	$1,734,408
Reynolds Group Holdings, Inc.
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	900,000	895,644
Filtration Group Corp.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	448,800	441,956
Total Industrial		3,072,008
Technology - 0.3%
Boxer Parent Co., Inc.
due 10/02/25	448,713	446,469
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	248,750	248,596
Sabre GLBL, Inc.
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	249,356	245,877
MACOM Technology Solutions Holdings, Inc.
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	191,490	189,936
Total Technology		1,130,878
Financial - 0.3%
USI, Inc.
3.20% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	397,938	393,179
Focus Financial Partners LLC
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	349,103	345,070
HUB International Ltd.
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/25/25	298,465	294,057
Total Financial		1,032,306
Consumer, Cyclical - 0.3%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	794,000	798,962
CHG Healthcare Services, Inc.
4.00% (3 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 06/07/23	149,611	149,024
Total Consumer, Cyclical		947,986
Consumer, Non-cyclical - 0.2%
Option Care Health, Inc.
due 08/06/26	897,727	893,804
Basic Materials - 0.2%
Invictus MD Strategies Corp.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	552,161	545,651
Communications - 0.1%
ProQuest, LLC
due 10/23/26	500,000	496,500
Total Senior Floating Rate Interests
(Cost $8,105,141)		8,119,133
Total Investments - 101.8%
(Cost $365,224,600)	$365,690,444
Other Assets & Liabilities, net - (1.8)%	(6,615,084)
Total Net Assets - 100.0%	$359,075,360

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$15,400,000	$52,898	$279	$52,619
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	3,700,000	43,119	328	42,791
								$96,017	$607	$95,410

Total Return Swap Agreements
Counterparty	Reference Obligation	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	0.36% (1 Month USD LIBOR + 0.25%)	At Maturity	04/21/21	75,600	$8,605,548	$270,648
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	0.39% (1 Month USD LIBOR + 0.28%)	At Maturity	04/19/21	54,150	6,163,895	185,193

						$14,769,443	$455,841

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	12,900,000	BRL	07/01/21	$3,090,111	$2,279,282	$810,829
Citibank, N.A.	8,890,000	BRL	07/01/21	2,156,965	1,570,761	586,204
Citibank, N.A.	559,279,500	JPY	07/01/21	5,506,996	5,055,311	451,685
UBS AG	745,000,000	JPY	04/12/21	7,158,643	6,728,780	429,863
Barclays Bank plc	518,259,000	JPY	07/01/21	5,095,458	4,684,528	410,930
JPMorgan Chase Bank, N.A.	543,800,000	JPY	04/19/21	5,251,757	4,911,938	339,819
UBS AG	34,138,000	ILS	04/30/21	10,559,364	10,224,037	335,327
Goldman Sachs International	7,180,000	EUR	07/09/21	8,766,493	8,436,743	329,750
Goldman Sachs International	36,450,000	BRL	04/01/21	6,802,018	6,480,691	321,327
Morgan Stanley Capital Services LLC	20,130,000	BRL	04/01/21	3,787,679	3,579,048	208,631
Goldman Sachs International	860,000	BRL	07/01/21	201,476	151,952	49,524
UBS AG	56,500,000	MXN	04/08/21	2,782,682	2,763,641	19,041
Barclays Bank plc	78,678,600	CZK	04/19/22	3,559,832	3,558,398	1,434
Barclays Bank plc	78,600	CZK	04/19/21	3,559	3,535	24
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	95,401	(1,568)
Goldman Sachs International	1,727,100	ILS	04/30/21	506,269	517,251	(10,982)
Bank of America, N.A.	4,696,500	ILS	04/30/21	1,390,766	1,406,561	(15,795)
Citibank, N.A.	5,130,800	ILS	04/30/21	1,519,697	1,536,631	(16,934)
Goldman Sachs International	3,270,500	ILS	01/31/22	968,616	985,815	(17,199)
UBS AG	34,320,000	MXN	05/06/21	1,645,263	1,673,694	(28,431)
Goldman Sachs International	2,407,925	EUR	07/30/21	2,797,106	2,830,743	(33,637)
JPMorgan Chase Bank, N.A.	2,135,900	EUR	07/30/21	2,465,192	2,510,953	(45,761)
UBS AG	13,130,000	CAD	04/07/21	10,348,279	10,450,378	(102,099)
						$4,021,982

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Goldman Sachs International	4,543,825	EUR	07/30/21	$5,214,039	$5,341,695	$127,656
Goldman Sachs International	5,777,200	ILS	04/30/21	1,611,313	1,730,222	118,909
JPMorgan Chase Bank, N.A.	5,777,200	ILS	04/30/21	1,627,839	1,730,222	102,383
Goldman Sachs International	3,587,000	ILS	01/31/22	995,283	1,081,216	85,933
JPMorgan Chase Bank, N.A.	13,130,000	CAD	04/07/21	10,410,736	10,450,378	39,642
UBS AG	56,500,000	MXN	04/08/21	2,746,497	2,763,641	17,144
Citibank, N.A.	18,000,000	BRL	04/01/21	3,222,168	3,200,341	(21,827)
JPMorgan Chase Bank, N.A.	16,780,000	BRL	04/01/21	3,010,405	2,983,429	(26,976)
Morgan Stanley Capital Services LLC	21,800,000	BRL	04/01/21	3,911,928	3,875,969	(35,959)
UBS AG	543,800,000	JPY	04/19/21	5,008,598	4,911,938	(96,660)
Barclays Bank plc	34,138,000	ILS	04/30/21	10,343,015	10,224,037	(118,978)

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

JPMorgan Chase Bank, N.A.	7,588,000	BRL	07/01/21	1,470,543	1,340,713	(129,830)
JPMorgan Chase Bank, N.A.	745,000,000	JPY	04/12/21	6,861,313	6,728,780	(132,533)
Citibank, N.A.	15,062,000	BRL	07/01/21	2,888,505	2,661,283	(227,222)
JPMorgan Chase Bank, N.A.	1,077,538,500	JPY	07/01/21	10,521,296	9,739,840	(781,456)
						$(1,079,774)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2021.
2	Rate indicated is the 7-day yield as of March 31, 2021.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $196,116,871 (cost $195,673,172), or 54.6% of total net assets.

4
Variable rate security. Rate indicated is the rate effective at March 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

5
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $11,750,691 (cost $11,686,256), or 3.3% of total net assets — See Note 8.

6	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
7
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2021. See table below for additional step information for each security.

8	Security is an interest-only strip.
9	Rate indicated is the effective yield at the time of purchase.

BofA — Bank of America
BRL — Brazilian Real
CAD — Canadian Dollar
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$14,769,442	$—	$—	$14,769,442
Money Market Fund	25,017,892	—	—	25,017,892
Asset-Backed Securities	—	111,645,439	7,400,000	119,045,439
Corporate Bonds	—	106,063,748	—	106,063,748
Collateralized Mortgage Obligations	—	76,075,511	2,979,949	79,055,460
Foreign Government Debt	—	13,619,330	—	13,619,330
Senior Floating Rate Interests	—	8,119,133	—	8,119,133
Interest Rate Swap Agreements**	—	95,410	—	95,410
Fixed Income Index Swap Agreements**	—	455,841	—	455,841
Forward Foreign Currency Exchange Contracts**	—	4,786,055	—	4,786,055
Total Assets	$39,787,334	$320,860,467	$10,379,949	$371,027,750

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$1,843,847	$—	$1,843,847
** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:
Category	Ending Balance at March 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$7,400,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,980,238	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	999,711	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Total Assets	$10,379,949
Significant changes in a quote would generally result in significant changes in the fair value of the security.
The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2021:
		Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$7,400,000	$3,152,057	$10,552,057
Purchases/(Receipts)	800,000	2,981,332	3,781,332
(Sales, maturities and paydowns)/Fundings	(800,000)	(3,126,170)	(3,926,170)
Amortization of premiums/discounts	-	(116)	(116)
Total realized gains (losses) included in earnings	-	(2)	(2)
Total change in unrealized appreciation (depreciation) included in earnings	-	(27,152)	(27,152)
Ending Balance	$7,400,000	$2,979,949	$10,379,949
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2021	$-	$959	$959
Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021
	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.7%
iShares Core U.S. Aggregate Bond ETF[1]	65,000	$7,398,950
Total Exchange-Traded Funds
(Cost $7,650,838)		7,398,950
MONEY MARKET FUND† - 2.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	7,094,061	7,094,061
Total Money Market Fund
(Cost $7,094,061)		7,094,061
ASSET-BACKED SECURITIES†† - 39.0%	Face Amount~
Collateralized Loan Obligations - 28.3%
610 Funding CLO 3 Ltd.
2018-3A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[3,4]	3,000,000	2,988,318
2018-3A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[3,4]	1,990,364	1,990,332
Flagship CLO VIII Ltd.
2018-8A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[3,4]	4,200,000	4,192,625
Denali Capital CLO XI Ltd.
2018-1A, 1.35% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[3,4]	3,960,017	3,960,491
BXMT Ltd.
2020-FL2, 1.26% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[3,4]	2,250,000	2,251,380
2020-FL3, 1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[3,4]	1,250,000	1,256,890
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,4]	3,295,597	3,294,549
Marathon CLO V Ltd.
2017-5A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,4]	2,216,284	2,214,137
2017-5A, 1.63% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[3,4]	688,716	682,107
Shackleton VIII CLO Ltd.
2017-8A, 1.14% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[3,4]	2,852,468	2,852,198
GPMT Ltd.
2019-FL2, 1.41% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3,4]	2,750,000	2,754,047
Dryden 33 Senior Loan Fund
2020-33A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[3,4]	2,750,000	2,747,108
Diamond CLO Ltd.
2021-1A, 1.40% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[3,4]	2,500,000	2,499,500
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[3,4]	2,500,000	2,497,060
Golub Capital Partners CLO Ltd.
2018-36A, 1.50% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,4]	2,500,000	2,484,593
CHCP Ltd.
2021-FL1, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/15/38[3,4]	2,000,000	2,000,596
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	2,000,000	1,981,387
Palmer Square Loan Funding Ltd.
2021-2A, 1.60% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29[3,4]	1,250,000	1,249,750
2019-3A, 1.03% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,4]	610,845	610,896
Venture XIV CLO Ltd.
2020-14A, 1.22% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[3,4]	1,750,000	1,747,741

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.0% (continued)
Collateralized Loan Obligations - 28.3% (continued)
LoanCore Issuer Ltd.
2018-CRE1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[3,4]	1,000,000	$999,026
2018-CRE1, 1.24% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[3,4]	480,819	480,822
Shackleton CLO Ltd.
2018-6RA, 1.24% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[3,4]	1,442,938	1,442,325
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.74% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[3,4]	1,442,000	1,438,329
Oaktree CLO Ltd.
2017-1A, 1.09% (3 Month USD LIBOR + 0.87%) due 10/20/27[3,4]	1,296,622	1,296,749
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 0.99% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[3,4]	1,257,574	1,256,949
Owl Rock CLO IV Ltd.
2020-4A, 2.80% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[3,4]	1,250,000	1,253,537
HERA Commercial Mortgage Ltd.
2021-FL1, 1.18% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38[3,4]	1,250,000	1,250,494
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[3,4]	1,250,000	1,249,977
Cerberus Loan Funding XXX, LP
2020-3A, 2.08% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[3,4]	1,250,000	1,248,622
Crown Point CLO III Ltd.
2017-3A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[3,4]	850,000	849,998
2017-3A, 1.15% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[3,4]	280,250	280,231
Newfleet CLO Ltd.
2018-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[3,4]	1,100,831	1,100,064
Wind River CLO Ltd.
2017-2A, 1.11% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,4]	1,084,618	1,083,669
Voya CLO Ltd.
2020-1A, 1.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31[3,4]	1,000,000	1,002,987
Wellfleet CLO Ltd.
2020-2A, 1.28% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[3,4]	1,000,000	1,000,270
Cerberus Loan Funding XXXI, LP
2021-1A, 1.69% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32[3,4]	1,000,000	1,000,000
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[3,4]	1,000,000	1,000,000
Cerberus Loan Funding XXXII, LP
2021-2A, 1.80% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33[3,4]	1,000,000	999,800
Woodmont Trust
2020-7A, 2.05% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32[3,4]	1,000,000	998,850
Jackson Mill CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[3,4]	1,000,000	992,943
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[3,4]	989,329	979,339

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.0% (continued)
Collateralized Loan Obligations - 28.3% (continued)
Telos CLO Ltd.
2017-6A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[3,4]	907,823	$907,850
Mountain View CLO Ltd.
2018-1A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,4]	903,519	902,684
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[3,4]	865,637	865,830
MidOcean Credit CLO IV
2018-4A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[3,4]	806,912	806,847
Avery Point VI CLO Ltd.
2021-6A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[3,4]	756,208	755,550
TICP CLO I Ltd.
2018-1A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[3,4]	639,029	639,000
BSPRT Issuer Ltd.
2018-FL4, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[3,4]	450,920	450,920
2018-FL3, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,4]	144,871	144,871
Dryden XXV Senior Loan Fund
2017-25A, 1.59% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[3,4]	479,956	476,348
Avery Point V CLO Ltd.
2017-5A, 1.20% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[3,4]	368,600	368,617
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,4]	332,118	331,885
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[3,4]	300,000	300,103
Grand Avenue CRE Ltd.
2020-FL2, 2.56% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[3,4]	253,679	255,306
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[3,4]	250,000	249,554
Steele Creek CLO Ltd.
2018-1RA, 0.87% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 04/21/31[3,4]	190,000	189,869
Mountain Hawk II CLO Ltd.
2018-2A, 1.82% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[3,4]	102,097	102,078
ACIS CLO Ltd.
2015-6A, 1.80% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[3,4]	98,355	98,362
Monroe Capital CLO Ltd.
2017-1A, 1.57% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[3,4]	5,204	5,203
Total Collateralized Loan Obligations		77,311,563
Financial - 3.0%
Station Place Securitization Trust
2020-5, 0.92% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,4,5	5,250,000	5,250,000
2020-16, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,3,4	2,200,000	2,200,000
2021-7, 1.02% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21[3,4]	100,000	100,000

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 39.0% (continued)
Financial - 3.0% (continued)
Madison Avenue Secured Funding Trust Series
2020-1, 1.73% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,3,4	650,000	$650,000
Total Financial		8,200,000
Infrastructure - 1.7%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[3]	2,600,000	2,720,895
SBA Tower Trust
2.33% due 01/15/28[3]	2,000,000	2,031,360
Total Infrastructure		4,752,255
Transport-Container - 1.6%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[3]	2,250,000	2,194,657
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[3]	695,306	674,612
2020-1A, 2.73% due 08/21/45[3]	422,644	430,043
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	1,000,000	976,571
Total Transport-Container		4,275,883
Transport-Aircraft - 1.6%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	1,788,899	1,792,499
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[3]	1,571,310	1,583,986
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	887,909	880,894
Total Transport-Aircraft		4,257,379
Net Lease - 1.3%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[3]	2,734,014	2,744,330
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[3]	750,000	747,507
Total Net Lease		3,491,837
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[3]	2,250,000	2,233,185
Whole Business - 0.7%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[3]	1,492,500	1,532,648
Domino's Pizza Master Issuer LLC
2018-1A, 4.12% due 07/25/48[3]	488,750	513,574
Total Whole Business		2,046,222
Total Asset-Backed Securities
(Cost $106,538,359)		106,568,324
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.3%
Residential Mortgage Backed Securities - 24.8%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[3,4]	2,671,943	2,665,362
2020-NQM1, 1.21% due 05/25/65[3,6]	2,147,826	2,156,892
2020-RPL5, 3.02% (WAC) due 08/25/60[3,4]	1,181,278	1,200,639
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[3,6]	2,453,085	2,458,138
2020-1, 2.42% due 01/25/60[3,6]	1,537,230	1,553,633
2019-4, 2.64% due 11/25/59[3,6]	1,066,021	1,084,931
2019-4, 2.85% due 11/25/59[3,6]	880,097	894,793
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	1,563,608	1,631,963
2019-1A, 3.50% (WAC) due 10/25/59[3,4]	1,400,968	1,478,614
2017-5A, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[3,4]	565,585	574,852
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[3]	2,150,000	2,154,355
2020-T3, 1.32% due 10/15/52[3]	1,500,000	1,504,550
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[3,4]	1,212,220	1,263,881
2017-6, 2.75% (WAC) due 10/25/57[3,4]	1,045,025	1,074,547
2017-5, 0.71% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,4]	1,057,280	1,057,280
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.25% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[4]	2,902,702	2,817,800

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.3% (continued)
Residential Mortgage Backed Securities - 24.8% (continued)
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[3,4]	2,723,125	$2,733,969
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[3]	2,650,000	2,656,324
Soundview Home Loan Trust
2006-OPT5, 0.25% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	1,869,534	1,828,968
2006-1, 0.71% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[4]	484,264	481,795
Home Equity Loan Trust
2007-FRE1, 0.30% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	2,294,253	2,161,891
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[4]	1,933,306	1,930,869
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.68% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[4]	1,907,476	1,899,031
NovaStar Mortgage Funding Trust Series
2007-2, 0.31% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	1,800,740	1,765,354
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[4,5]	1,191,762	1,241,172
2019-RM3, 2.80% (WAC) due 06/25/69[4,5]	390,338	399,114
FKRT
2020-C2A, 3.25% due 12/30/23†††,5	1,578,296	1,580,190
Encore Credit Receivables Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35[4]	1,455,259	1,452,715
2005-4, 0.77% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[4]	114,017	113,858
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.74% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[4]	1,495,869	1,472,549
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[3,4]	1,452,217	1,469,271
HarborView Mortgage Loan Trust
2006-14, 0.26% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	1,435,980	1,346,897
LSTAR Securities Investment Ltd.
2021-1, 1.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[4,5]	878,249	880,617
2021-2, 1.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[4,5]	450,000	449,689
BRAVO Residential Funding Trust
2021-HE1, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[3,4]	700,000	679,077
2019-NQM1, 2.67% (WAC) due 07/25/59[3,4]	615,334	622,327
Banc of America Funding Trust
2015-R2, 0.37% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[3,4]	1,295,200	1,235,648
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.75% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[4]	1,206,823	1,204,052
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[3,4]	783,150	797,561

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.3% (continued)
Residential Mortgage Backed Securities - 24.8% (continued)
2019-1, 2.94% (WAC) due 06/25/49[3,4]	392,111	$394,416
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[3,4]	1,162,145	1,160,558
Nationstar Home Equity Loan Trust
2007-B, 0.33% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[4]	1,160,438	1,149,717
Countrywide Asset-Backed Certificates
2006-6, 0.45% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[4]	984,511	978,488
CSMC Series
2014-2R, 0.33% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,4]	591,389	581,688
2014-7R, 0.28% (WAC) due 10/27/36[3,4]	333,414	275,589
Park Place Securities Incorporated Asset Backed Pass Through Certificates Series
2005-WHQ3, 1.05% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35[4]	904,745	910,372
Alternative Loan Trust
2007-OA7, 0.25% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[4]	848,451	806,506
CIT Mortgage Loan Trust
2007-1, 1.46% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	505,348	507,981
2007-1, 1.56% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,4]	251,868	253,186
New Residential Advance Receivables Trust Advance Receivables Backed
2020-APT1, 1.04% due 12/16/52†††,3	750,000	749,783
Morgan Stanley Home Equity Loan Trust
2006-2, 0.67% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[4]	704,521	698,595
Citigroup Mortgage Loan Trust
2007-WFH2, 0.51% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[4]	667,773	664,941
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,4]	637,502	645,268
FBR Securitization Trust
2005-2, 0.86% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[4]	479,378	478,954
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[3,4]	416,988	419,980
Structured Asset Investment Loan Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[4]	227,609	226,888
2005-1, 0.83% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[3,4]	146,499	146,681
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,4]	350,445	351,084
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.61% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[4]	261,140	260,820
GSAMP Trust
2005-HE6, 0.77% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[4]	98,470	98,450
Total Residential Mortgage Backed Securities		67,735,113
Commercial Mortgage Backed Securities - 2.5%
Morgan Stanley Capital I Trust
2018-H3, 0.83% (WAC) due 07/15/51[4,7]	55,152,241	2,522,167
Citigroup Commercial Mortgage Trust
2018-C6, 0.78% (WAC) due 11/10/51[4,7]	43,179,677	2,217,911

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.3% (continued)
Commercial Mortgage Backed Securities - 2.5% (continued)
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.64% (WAC) due 06/15/51[4,7]	33,035,406	$1,051,953
Life Mortgage Trust
2021-BMR, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[3,4]	750,000	750,675
KKR Industrial Portfolio Trust
2021-KDIP, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[3,4]	250,000	249,700
Total Commercial Mortgage Backed Securities		6,792,406
Total Collateralized Mortgage Obligations
(Cost $73,843,454)		74,527,519
CORPORATE BONDS†† - 26.9%
Financial - 6.4%
Swedbank AB
0.85% due 03/18/24[3]	3,000,000	3,006,650
Charles Schwab Corp.
0.51% (U.S. Secured Overnight Financing Rate + 0.50%) due 03/18/24[4]	2,750,000	2,766,720
JPMorgan Chase & Co.
0.70% due 03/16/24[8]	2,750,000	2,761,555
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[3]	2,750,000	2,749,070
Credit Suisse AG NY
0.42% (U.S. Secured Overnight Financing Rate + 0.39%) due 02/02/24[4]	1,750,000	1,733,725
Intercontinental Exchange, Inc.
0.83% (3 Month USD LIBOR + 0.65%) due 06/15/23[4]	1,350,000	1,351,131
Aviation Capital Group LLC
2.88% due 01/20/22[3]	1,100,000	1,115,924
Standard Chartered plc
1.32% due 10/14/23[3,8]	750,000	754,763
GA Global Funding Trust
1.63% due 01/15/26[3]	450,000	449,224
Iron Mountain, Inc.
5.00% due 07/15/28[3]	375,000	383,438
Nordea Bank Abp
1.13% (3 Month USD LIBOR + 0.94%) due 08/30/23[3,4]	200,000	202,273
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	200,087
Total Financial		17,474,560
Industrial - 5.4%
Boeing Co.
1.95% due 02/01/24	3,050,000	3,124,740
1.43% due 02/04/24	950,000	951,672
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,835,291
3.75% due 06/09/23	700,000	746,010
Graphic Packaging International LLC
0.82% due 04/15/24[3]	1,950,000	1,944,231
CNH Industrial Capital LLC
1.95% due 07/02/23	1,350,000	1,386,222
Teledyne Technologies, Inc.
0.65% due 04/01/23	1,350,000	1,348,297
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[3]	850,000	849,441
Silgan Holdings, Inc.
1.40% due 04/01/26[3]	750,000	734,063
Berry Global, Inc.
due 02/15/24[3]	650,000	646,938
Vontier Corp.
1.80% due 04/01/26[3]	650,000	646,607
Ingram Micro, Inc.
5.00% due 08/10/22	450,000	465,594
Total Industrial		14,679,106
Consumer, Non-cyclical - 4.1%
AmerisourceBergen Corp.
0.74% due 03/15/23	2,750,000	2,752,306
Illumina, Inc.
0.55% due 03/23/23	2,750,000	2,747,580
Sysco Corp.
5.65% due 04/01/25	2,250,000	2,615,405
Molina Healthcare, Inc.
5.38% due 11/15/22	650,000	681,551
CVS Health Corp.
4.00% due 12/05/23	500,000	540,241
Stryker Corp.
3.38% due 05/15/24	500,000	538,484
Bunge Limited Finance Corp.
3.00% due 09/25/22	400,000	412,355
Spectrum Brands, Inc.
5.75% due 07/15/25	300,000	309,375
ADT Security Corp.
3.50% due 07/15/22	300,000	304,500
Element Fleet Management Corp.
1.60% due 04/06/24[3]	300,000	299,649
Total Consumer, Non-cyclical		11,201,446
Utilities - 3.6%
CenterPoint Energy Resources Corp.
0.68% (3 Month USD LIBOR + 0.50%) due 03/02/23[4]	2,900,000	2,900,824
NextEra Energy Capital Holdings, Inc.
0.55% (U.S. Secured Overnight Financing Rate + 0.54%) due 03/01/23[4]	2,750,000	2,756,881
Atmos Energy Corp.
0.63% due 03/09/23	1,400,000	1,400,546

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 26.9% (continued)
Utilities - 3.6% (continued)
ONE Gas, Inc.
1.10% due 03/11/24	1,400,000	$1,399,493
Alexander Funding Trust
1.84% due 11/15/23[3]	1,350,000	1,370,601
Total Utilities		9,828,345
Communications - 3.1%
NTT Finance Corp.
0.58% due 03/01/24[3]	2,750,000	2,739,540
Verizon Communications, Inc.
0.75% due 03/22/24	1,350,000	1,351,376
Netflix, Inc.
5.50% due 02/15/22	1,000,000	1,040,000
ViacomCBS, Inc.
4.75% due 05/15/25	740,000	836,601
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	508,750
2.25% due 02/15/26	200,000	201,438
Sirius XM Radio, Inc.
5.38% due 07/15/26[3]	350,000	361,375
3.88% due 08/01/22[3]	300,000	301,125
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[3]	562,500	566,719
Videotron Ltd.
5.00% due 07/15/22	350,000	364,000
Corning, Inc.
3.70% due 11/15/23	300,000	321,184
Total Communications		8,592,108
Technology - 2.8%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	2,750,000	2,734,968
HCL America, Inc.
1.38% due 03/10/26[3]	2,200,000	2,159,399
Infor, Inc.
1.45% due 07/15/23[3]	1,470,000	1,488,186
Microchip Technology, Inc.
2.67% due 09/01/23[3]	1,320,000	1,374,627
Total Technology		7,757,180
Energy - 1.0%
Valero Energy Corp.
1.20% due 03/15/24	1,350,000	1,353,684
Phillips 66
0.90% due 02/15/24	1,350,000	1,350,325
Total Energy		2,704,009
Basic Materials - 0.5%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	650,000	693,191
Carpenter Technology Corp.
4.45% due 03/01/23	550,000	569,927
Total Basic Materials		1,263,118
Total Corporate Bonds
(Cost $72,860,372)		73,499,872
SENIOR FLOATING RATE INTERESTS††,4 - 2.3%
Industrial - 0.9%
Berry Global, Inc.
due 07/01/26	1,350,000	1,337,971
Reynolds Group Holdings, Inc.
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	700,000	696,612
Filtration Group Corp.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	349,067	343,744
Total Industrial		2,378,327
Technology - 0.3%
Boxer Parent Co., Inc.
due 10/02/25	348,999	347,254
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	199,000	198,877
Sabre GLBL, Inc.
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	199,485	196,702
MACOM Technology Solutions Holdings, Inc.
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	153,192	151,948
Total Technology		894,781
Consumer, Cyclical - 0.3%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	744,375	749,027
Financial - 0.3%
USI, Inc.
3.20% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	298,454	294,884
Focus Financial Partners, LLC
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	249,359	246,479
HUB International Ltd.
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/25/25	198,977	196,038
Total Financial		737,401
Consumer, Non-cyclical - 0.2%
Option Care Health, Inc.
due 08/06/26	698,232	695,181
Basic Materials - 0.2%
Invictus MD Strategies Corp.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	447,693	442,415

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Face Amount~	Value
Communications - 0.1%
ProQuest, LLC
due 10/23/26	400,000	$397,200
Total Senior Floating Rate Interests
(Cost $6,278,953)		6,294,332
FOREIGN GOVERNMENT DEBT†† - 1.0%
Czech Republic
0.10% due 04/17/22	CZK 60,900,000	2,723,811
Total Foreign Government Debt
(Cost $2,757,522)		2,723,811
Total Investments - 101.8%
(Cost $277,023,559)		278,106,869
Other Assets & Liabilities, net - (1.8)%		(4,846,004)
Total Net Assets - 100.0%		273,260,865

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$28,300,000	$97,209	$306	$96,903
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	3,000,000	34,961	322	34,639
								$132,170	$628	$131,542

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.39)% (1 Month USD LIBOR + 0.28%)	At Maturity	04/19/21	43,450	$4,945,913	$148,599
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.36)% (1 Month USD LIBOR + 0.25%)	At Maturity	04/21/21	21,550	2,453,037	77,149

						$7,398,950	$225,748

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	10,600,000	BRL	07/01/21	$2,539,015	$1,872,898	$666,117
Citibank, N.A.	782,391,000	JPY	07/01/21	7,703,884	7,072,010	631,874
Citibank, N.A.	7,020,000	BRL	07/01/21	1,706,018	1,240,354	465,664
Barclays Bank plc	432,216,000	JPY	07/01/21	4,249,494	3,906,788	342,706
Goldman Sachs International	5,580,000	EUR	07/09/21	6,812,957	6,556,689	256,268
Goldman Sachs International	22,000,000	BRL	04/01/21	4,099,702	3,911,529	188,173
UBS AG	17,604,300	ILS	04/30/21	5,459,296	5,272,336	186,960
UBS AG	281,000,000	JPY	04/12/21	2,700,106	2,537,970	162,136
JPMorgan Chase Bank, N.A.	139,800,000	JPY	04/19/21	1,350,121	1,262,760	87,361
Goldman Sachs International	430,000	BRL	07/01/21	100,738	75,976	24,762
UBS AG	44,400,000	MXN	04/08/21	2,186,745	2,171,781	14,964
Barclays Bank plc	60,960,900	CZK	04/19/22	2,758,190	2,757,079	1,111
Barclays Bank plc	60,900	CZK	04/19/21	2,758	2,739	19
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	95,401	(1,568)
Goldman Sachs International	2,426,500	ILS	01/31/22	718,462	731,411	(12,949)
Bank of America, N.A.	3,787,500	ILS	04/30/21	1,121,192	1,134,323	(13,131)
Citibank, N.A.	4,454,100	ILS	04/30/21	1,317,858	1,333,964	(16,106)
JPMorgan Chase Bank, N.A.	1,158,625	EUR	07/30/21	1,337,250	1,362,073	(24,823)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Goldman Sachs International	10,918,100	ILS	04/30/21	3,215,861	3,269,878	(54,017)
$2,905,521

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Goldman Sachs International	5,140,900	ILS	04/30/21	$1,433,843	$1,539,655	$105,812
JPMorgan Chase Bank, N.A.	5,140,900	ILS	04/30/21	1,448,549	1,539,655	91,106
Goldman Sachs International	2,743,000	ILS	01/31/22	761,098	826,812	65,714
Goldman Sachs International	1,157,500	EUR	07/30/21	1,311,656	1,360,751	49,095
UBS AG	44,400,000	MXN	04/08/21	2,158,309	2,171,781	13,472
Bank of America, N.A.	1,125	EUR	07/30/21	1,235	1,323	88
UBS AG	139,800,000	JPY	04/19/21	1,287,609	1,262,760	(24,849)
Morgan Stanley Capital Services LLC	22,000,000	BRL	04/01/21	3,947,817	3,911,528	(36,289)
JPMorgan Chase Bank, N.A.	281,000,000	JPY	04/12/21	2,587,958	2,537,969	(49,989)
Barclays Bank plc	26,482,200	ILS	04/30/21	8,023,487	7,931,191	(92,296)
JPMorgan Chase Bank, N.A.	6,047,000	BRL	07/01/21	1,171,900	1,068,436	(103,464)
Citibank, N.A.	5,580,000	EUR	07/09/21	6,736,623	6,556,689	(179,934)
Citibank, N.A.	12,003,000	BRL	07/01/21	2,301,867	2,120,793	(181,074)
Bank of America, N.A.	1,214,607,000	JPY	07/01/21	11,708,183	10,978,797	(729,386)
						$(1,071,994)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2021.
2	Rate indicated is the 7-day yield as of March 31, 2021.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $164,897,362 (cost $164,450,440), or 60.3% of total net assets.

4
Variable rate security.  Rate indicated is the rate effective at March 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

5
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $9,800,782 (cost $9,736,460), or 3.6% of total net assets — See Note 8.

6
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2021. See table below for additional step information for each security.

7	Security is an interest-only strip.
8	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$7,398,950	$—	$—	$7,398,950
Money Market Fund	7,094,061	—	—	7,094,061
Asset-Backed Securities	—	98,468,324	8,100,000	106,568,324
Collateralized Mortgage Obligations	—	72,197,546	2,329,973	74,527,519
Corporate Bonds	—	73,499,872	—	73,499,872
Senior Floating Rate Interests	—	6,294,332	—	6,294,332
Foreign Government Debt	—	2,723,811	—	2,723,811
Interest Rate Swap Agreements**	—	131,542	—	131,542
Forward Foreign Currency Exchange Contracts**	—	3,353,402	—	3,353,402
Fixed Income Index Swap Agreements**	—	225,748	—	225,748
Total Assets	$14,493,011	$256,894,577	$10,429,973	$281,817,561

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	1,519,875	—	$1,519,875
** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$8,100,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	1,580,190	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	749,783	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Total Assets	$10,429,973

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2021:

	Assets
	Asset-Backed Securities	Collaterized Mortgage Obligations	Total Assets
Beginning Balance	$8,300,000	$2,511,798	$10,811,798
Purchases/(Receipts)	2,850,000	2,331,006	5,181,006
(Sales, maturities and paydowns)/Fundings	(3,050,000)	(2,491,219)	(5,541,219)
Amortization of discount/premiums	—	12	12
Total realized gains or losses included in earnings	—	(2)	(2)
Total change in unrealized appreciation (depreciation) included in earnings	—	(21,622)	(21,622)
Transfers into Level 3	—	—	—
Ending Balance	$8,100,000	$2,329,973	$10,429,973
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2020	$—	$779	$779

 Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.7%
iShares Core U.S. Aggregate Bond ETF[1]	30,300	$3,449,049
Total Exchange-Traded Funds
(Cost $3,566,392)		3,449,049
MONEY MARKET FUND† - 4.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[2]	5,404,682	5,404,682
Total Money Market Fund
(Cost $5,404,682)		5,404,682

	Face Amount~
ASSET-BACKED SECURITIES†† - 41.2%
Collateralized Loan Obligations - 30.7%
Halcyon Loan Advisors Funding Ltd.
2017-1A, 1.14% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 04/20/27[3,4]	6,677,781	6,664,528
610 Funding CLO 3 Ltd.
2018-3A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[3,4]	1,000,000	996,106
2018-3A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[3,4]	853,013	853,000
Flagship CLO VIII Ltd.
2018-8A, 2.02% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[3,4]	1,800,000	1,796,839
BXMT Ltd.
2020-FL2, 1.26% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[3,4]	1,000,000	1,000,613
2020-FL3, 1.86% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[3,4]	750,000	754,134
KVK CLO 2013-1 Ltd.
2017-1A, 1.68% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28[3,4]	1,750,000	1,743,847
Denali Capital CLO XI Ltd.
2018-1A, 1.35% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[3,4]	1,630,595	1,630,790
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[3,4]	1,373,165	1,372,729
Palmer Square Loan Funding Ltd.
2021-2A, due 05/20/29[3,4]	750,000	749,850
2019-3A, 1.03% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[3,4]	610,845	610,896
GPMT Ltd.
2019-FL2, 1.41% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[3,4]	1,250,000	1,251,839
Dryden 33 Senior Loan Fund
2020-33A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[3,4]	1,250,000	1,248,686
Diamond CLO Ltd.
2021-1A, 1.40% (3 Month USD LIBOR + 1.20%, Rate Floor: 1.20%) due 04/25/29[3,4]	1,150,000	1,149,770
Crown Point CLO III Ltd.
2017-3A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[3,4]	1,100,000	1,099,998
CHCP Ltd.
2021-FL1, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/15/38[3,4]	1,000,000	1,000,298
ABPCI Direct Lending Fund CLO I LLC
2021-1A, 1.79% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32[3,4]	1,000,000	1,000,000
Cerberus Loan Funding XXXII, LP
2021-2A, due 04/22/33[3,4]	1,000,000	999,800
Cerberus Loan Funding XXX, LP
2020-3A, 2.08% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[3,4]	1,000,000	998,897
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[3,4]	1,000,000	998,824

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 41.2% (continued)
Collateralized Loan Obligations - 30.7% (continued)
Golub Capital Partners CLO Ltd.
2018-36A, 1.50% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[3,4]	1,000,000	$993,837
Shackleton CLO Ltd.
2018-6RA, 1.24% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[3,4]	961,958	961,550
Marathon CLO V Ltd.
2017-5A, 1.05% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[3,4]	866,089	865,251
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[3,4]	850,000	842,089
Venture XIV CLO Ltd.
2020-14A, 1.22% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[3,4]	750,000	749,032
LoanCore Issuer Ltd.
2018-CRE1, 1.61% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[3,4]	500,000	499,513
2018-CRE1, 1.24% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[3,4]	240,410	240,411
Telos CLO Ltd.
2017-6A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[3,4]	510,650	510,666
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 0.99% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[3,4]	503,030	502,779
Owl Rock CLO IV Ltd.
2020-4A, 2.80% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[3,4]	500,000	501,415
Wellfleet CLO Ltd.
2020-2A, 1.28% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[3,4]	500,000	500,135
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[3,4]	500,000	499,991
Wind River CLO Ltd.
2017-2A, 1.11% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[3,4]	493,008	492,577
BSPRT Issuer Ltd.
2018-FL4, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[3,4]	225,460	225,460
2018-FL3, 1.16% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[3,4]	144,871	144,871
Newfleet CLO Ltd.
2018-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[3,4]	366,944	366,688
Mountain View CLO Ltd.
2018-1A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[3,4]	357,205	356,875
Avery Point VI CLO Ltd.
2021-6A, 1.06% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.90%) due 08/05/27[3,4]	355,862	355,552
TICP CLO I Ltd.
2018-1A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[3,4]	319,514	319,500
MidOcean Credit CLO IV
2018-4A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[3,4]	268,971	268,949
ACRE Commercial Mortgage Ltd.
2021-FL4, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37[3,4]	250,000	250,086
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[3,4]	166,059	165,942

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 41.2% (continued)
Collateralized Loan Obligations - 30.7% (continued)
Dryden XXV Senior Loan Fund
2017-25A, 1.59% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[3,4]	153,341	$152,188
ACIS CLO Ltd.
2015-6A, 1.80% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[3,4]	98,355	98,362
Grand Avenue CRE Ltd.
2020-FL2, 2.56% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[3,4]	84,560	85,102
Mountain Hawk II CLO Ltd.
2018-2A, 1.82% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[3,4]	40,839	40,831
Total Collateralized Loan Obligations		38,911,096
Financial - 3.0%
Station Place Securitization Trust
2020-5, 0.92% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,4,5	2,450,000	2,450,000
2020-16, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21†††,3,4	1,000,000	1,000,000
2021-7, 1.02% (1 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 09/24/21[3,4]	100,000	100,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.73% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,3,4	250,000	250,000
Total Financial		3,800,000
Infrastructure - 1.8%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[3]	1,250,000	1,308,123
SBA Tower Trust
2.33% due 01/15/28[3]	1,000,000	1,015,680
Total Infrastructure		2,323,803
Transport-Container - 1.6%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[3]	1,000,000	975,403

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 41.2% (continued)
Transport-Container - 1.6% (continued)
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[3]	297,988	$289,120
2020-1A, 2.73% due 08/21/45[3]	234,802	238,913
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	500,000	488,285
Total Transport-Container		1,991,721
Transport-Aircraft - 1.3%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	887,909	880,894
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[3]	715,560	716,999
Total Transport-Aircraft		1,597,893
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[3]	1,242,734	1,247,423
CF Hippolyta LLC
2021-1A, 1.98% due 03/15/61[3]	300,000	299,003
Total Net Lease		1,546,426
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding 4 Ltd.
2021-4A, 2.72% due 04/27/39[3]	1,250,000	1,240,659
Whole Business - 0.6%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/07/49[3]	696,500	715,236
Total Asset-Backed Securities
(Cost $52,045,875)		52,126,834
CORPORATE BONDS†† - 26.7%
Financial - 6.4%
Swedbank AB
0.85% due 03/18/24[3]	1,400,000	1,403,103
Charles Schwab Corp.
0.51% (U.S. Secured Overnight Financing Rate + 0.50%) due 03/18/24[4]	1,250,000	1,257,600
JPMorgan Chase & Co.
0.70% due 03/16/24[6]	1,250,000	1,255,252
Sumitomo Mitsui Trust Bank Ltd.
0.85% due 03/25/24[3]	1,250,000	1,249,578

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 26.7% (continued)
Financial - 6.4% (continued)
Credit Suisse AG NY
0.42% (U.S. Secured Overnight Financing Rate + 0.39%) due 02/02/24[4]	800,000	$792,560
Intercontinental Exchange, Inc.
0.83% (3 Month USD LIBOR + 0.65%) due 06/15/23[4]	650,000	650,545
Aviation Capital Group LLC
2.88% due 01/20/22[3]	450,000	456,514
Standard Chartered plc
1.32% due 10/14/23[3,6]	350,000	352,223
Nordea Bank Abp
1.13% (3 Month USD LIBOR + 0.94%) due 08/30/23[3,4]	250,000	252,841
GA Global Funding Trust
1.63% due 01/15/26[3]	200,000	199,655
Iron Mountain, Inc.
5.00% due 07/15/28[3]	175,000	178,937
Total Financial		8,048,808
Industrial - 5.4%
Boeing Co.
1.95% due 02/01/24	1,200,000	1,229,406
1.43% due 02/04/24	650,000	651,144
Ryder System, Inc.
3.35% due 09/01/25	800,000	863,667
3.75% due 06/09/23	300,000	319,718
Graphic Packaging International LLC
0.82% due 04/15/24[3]	900,000	897,337
Teledyne Technologies, Inc.
0.65% due 04/01/23	650,000	649,180
CNH Industrial Capital LLC
1.95% due 07/02/23	630,000	646,904
Siemens Financieringsmaatschappij N.V.
0.65% due 03/11/24[3]	500,000	499,671
Silgan Holdings, Inc.
1.40% due 04/01/26[3]	350,000	342,563
Vontier Corp.
1.80% due 04/01/26[3]	300,000	298,434
Berry Global, Inc.
0.95% due 02/15/24[3]	250,000	248,822
Ingram Micro, Inc.
5.00% due 08/10/22	200,000	206,931
Total Industrial		6,853,777
Consumer, Non-cyclical - 4.0%
AmerisourceBergen Corp.
0.74% due 03/15/23	1,250,000	1,251,048
Illumina, Inc.
0.55% due 03/23/23	1,250,000	1,248,900
Sysco Corp.
5.65% due 04/01/25	900,000	1,046,162
Molina Healthcare, Inc.
5.38% due 11/15/22	300,000	314,562
CVS Health Corp.
4.00% due 12/05/23	250,000	270,121
Stryker Corp.
3.38% due 05/15/24	250,000	269,242
Bunge Limited Finance Corp.
3.00% due 09/25/22	200,000	206,177
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	154,687
Element Fleet Management Corp.
1.60% due 04/06/24[3]	150,000	149,825
ADT Security Corp.
3.50% due 07/15/22	125,000	126,875
Total Consumer, Non-cyclical		5,037,599
Utilities - 3.6%
CenterPoint Energy Resources Corp.
0.68% (3 Month USD LIBOR + 0.50%) due 03/02/23[4]	1,350,000	1,350,383
NextEra Energy Capital Holdings, Inc.
0.55% (U.S. Secured Overnight Financing Rate + 0.54%) due 03/01/23[4]	1,250,000	1,253,127
Alexander Funding Trust
1.84% due 11/15/23[3]	650,000	659,919
Atmos Energy Corp.
0.63% due 03/09/23	650,000	650,254
ONE Gas, Inc.
1.10% due 03/11/24	650,000	649,765
Total Utilities		4,563,448
Communications - 3.1%
NTT Finance Corp.
0.58% due 03/01/24[3]	1,250,000	1,245,245
Verizon Communications, Inc.
0.75% due 03/22/24	650,000	650,663
Netflix, Inc.
5.50% due 02/15/22	450,000	468,000
ViacomCBS, Inc.
4.75% due 05/15/25	300,000	339,163
Sirius XM Radio, Inc.
5.38% due 07/15/26[3]	150,000	154,875
3.88% due 08/01/22[3]	150,000	150,562
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	203,500
2.25% due 02/15/26	100,000	100,719
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36% due 09/20/21[3]	262,500	264,469
Corning, Inc.
3.70% due 11/15/23	150,000	160,592
Videotron Ltd.
5.00% due 07/15/22	150,000	156,000
Total Communications		3,893,788
Technology - 2.8%
Fidelity National Information Services, Inc.
0.60% due 03/01/24	1,250,000	1,243,168
HCL America, Inc.
1.38% due 03/10/26[3]	1,000,000	981,545
Infor, Inc.
1.45% due 07/15/23[3]	690,000	698,536

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
CORPORATE BONDS†† - 26.7% (continued)
Technology - 2.8% (continued)
Microchip Technology, Inc.
2.67% due 09/01/23[3]	620,000	$645,658
Total Technology		3,568,907
Energy - 1.0%
Valero Energy Corp.
1.20% due 03/15/24	650,000	651,774
Phillips 66
0.90% due 02/15/24	650,000	650,157
Total Energy		1,301,931
Basic Materials - 0.4%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	300,000	319,934
Carpenter Technology Corp.
4.45% due 03/01/23	250,000	259,058
Total Basic Materials		578,992
Total Corporate Bonds
(Cost $33,582,641)		33,847,250
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.3%
Residential Mortgage Backed Securities - 22.6%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60[3,4]	1,214,520	1,211,528
2020-NQM1, 1.21% due 05/25/65[3,7]	1,015,336	1,019,622
2020-RPL5, 3.02% (WAC) due 08/25/60[3,4]	708,767	720,384
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[3,7]	1,161,988	1,164,381
2020-1, 2.42% due 01/25/60[3,7]	614,892	621,453
2019-4, 2.64% due 11/25/59[3,7]	533,011	542,466
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[3]	1,000,000	1,002,026
2020-T3, 1.32% due 10/15/52[3]	750,000	752,275
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.25% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[4]	1,704,241	1,652,723
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[3,4]	635,216	662,985
2019-1A, 3.50% (WAC) due 10/25/59[3,4]	567,960	599,438
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[3]	1,250,000	1,252,983
Soundview Home Loan Trust
2006-OPT5, 0.25% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[4]	853,050	834,540
2006-1, 0.71% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[4]	331,339	329,649
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[3,4]	1,078,974	1,083,271
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[3,4]	505,092	526,617
2017-5, 0.71% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[3,4]	438,871	438,871
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[4]	966,653	965,434
Home Equity Loan Trust
2007-FRE1, 0.30% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	944,769	890,263
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.68% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[4]	811,692	808,099
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[3,4]	626,520	638,049
2019-1, 2.94% (WAC) due 06/25/49[3,4]	152,488	153,384
CSMC Series
2014-2R, 0.33% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[3,4]	499,395	491,203
2014-7R, 0.28% (WAC) due 10/27/36[3,4]	269,569	266,402
FKRT
2020-C2A, 3.25% due 12/30/23†††,5	739,202	740,089
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[3,4]	726,109	734,635

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.3% (continued)
Residential Mortgage Backed Securities - 22.6% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.74% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[4]	733,269	$721,838
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[3,4]	410,223	414,885
2021-HE1, 0.87% (30 Day Average U.S. Secured Overnight Financing Rate + 0.85%, Rate Floor: 0.00%) due 01/25/70[3,4]	300,000	299,592
NovaStar Mortgage Funding Trust Series
2007-2, 0.31% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[4]	703,926	690,093
HarborView Mortgage Loan Trust
2006-14, 0.26% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[4]	717,990	673,448
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.75% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[4]	670,457	668,917
LSTAR Securities Investment Ltd.
2021-1, 1.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[4,5]	439,125	440,308
2021-2, 1.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[4,5]	200,000	199,862
Countrywide Asset-Backed Certificates
2006-6, 0.45% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[4]	637,036	633,139
CFMT LLC
2021-HB5, 0.80% (WAC) due 02/25/31[3,4]	532,650	531,922
FBR Securitization Trust
2005-2, 0.86% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[4]	479,378	478,954
CIT Mortgage Loan Trust
2007-1, 1.46% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[3,4]	385,435	387,443
2007-1, 1.56% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[3,4]	81,248	81,673
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[4,5]	390,338	399,114
Structured Asset Investment Loan Trust
2005-2, 0.84% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[4]	227,609	226,888
2005-1, 0.83% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[3,4]	137,882	138,052
New Residential Advance Receivables Trust Advance Receivables Backed
2020-APT1, 1.04% due 12/16/52†††,3	350,000	349,899
Citigroup Mortgage Loan Trust
2007-WFH2, 0.51% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[4]	333,886	332,470
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60[3,4]	276,460	277,401
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[3,4]	236,112	238,988
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[3,4]	150,191	150,464
Encore Credit Receivables Trust
2005-4, 0.77% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[4]	114,017	113,858

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.3% (continued)
Residential Mortgage Backed Securities - 22.6% (continued)
GSAMP Trust
2005-HE6, 0.77% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[4]	94,188	$94,170
Total Residential Mortgage Backed Securities		28,646,148
Commercial Mortgage Backed Securities - 1.7%
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.10% (WAC) due 02/15/50[4,8]	23,540,805	1,129,335
BENCHMARK Mortgage Trust
2019-B14, 0.79% (WAC) due 12/15/62[4,8]	9,950,980	472,564
Life Mortgage Trust
2021-BMR, 1.21% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 03/15/38[3,4]	350,000	350,315
KKR Industrial Portfolio Trust
2021-KDIP, 1.11% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/15/37[3,4]	250,000	249,700
Total Commercial Mortgage Backed Securities		2,201,914
Total Collateralized Mortgage Obligations
(Cost $30,707,501)		30,848,062
SENIOR FLOATING RATE INTERESTS††,4 - 2.3%
Industrial - 0.9%
Berry Global, Inc.
due 07/01/26	650,000	644,208
Reynolds Group Holdings, Inc.
2.86% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 02/06/23	300,000	298,548
Filtration Group Corp.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	149,600	147,319
Total Industrial		1,090,075
Technology - 0.3%
Boxer Parent Co., Inc.
due 10/02/25	149,571	148,823
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	99,500	99,438
Sabre GLBL, Inc.
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 02/22/24	99,742	98,351
MACOM Technology Solutions Holdings, Inc.
2.36% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	76,596	75,974
Total Technology		422,586
Financial - 0.3%
Focus Financial Partners LLC
2.11% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 07/03/24	149,615	147,887
USI, Inc.
3.20% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	149,227	147,442
HUB International Ltd.
3.22% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 04/25/25	99,488	98,019
Total Financial		393,348
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	297,750	299,611
Consumer, Non-cyclical - 0.2%
Option Care Health, Inc.
due 08/06/26	299,242	297,935
Communications - 0.2%
ProQuest, LLC
due 10/23/26	200,000	198,600
Basic Materials - 0.2%
Invictus MD Strategies Corp.
3.11% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	198,975	196,629
Total Senior Floating Rate Interests
(Cost $2,893,407)		2,898,784
FOREIGN GOVERNMENT DEBT†† - 1.0%
Czech Republic
0.10% due 04/17/22	CZK 27,600,000	1,234,437
Total Foreign Government Debt
(Cost $1,249,715)		1,234,437
Total Investments - 102.5%
(Cost $129,450,213)		$129,809,098
Other Assets & Liabilities, net - (2.5)%		(3,223,443)
Total Net Assets - 100.0%		$126,585,655

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$9,700,000	$33,319	$267	$33,052
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	1,300,000	15,150	309	14,841
								$48,469	$576	$47,893

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Fixed Income Index Swap Agreements Sold Short††
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	0.39% (1 Month USD LIBOR + 0.28%)	At Maturity	04/19/21	20,500	$2,333,515	$70,110
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	0.36% (1 Month USD LIBOR + 0.25%)	At Maturity	04/21/21	9,800	1,115,534	35,084
						$3,449,049	$105,194

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	326,300,000	JPY	04/19/21	$3,151,247	$2,947,343	$203,904
JPMorgan Chase Bank, N.A.	3,100,000	BRL	07/01/21	742,781	547,734	195,047
Citibank, N.A.	2,380,000	BRL	07/01/21	581,471	420,519	160,952
Citibank, N.A.	188,094,000	JPY	07/01/21	1,852,084	1,700,176	151,908
Barclays Bank plc	174,087,000	JPY	07/01/21	1,711,601	1,573,567	138,034
Goldman Sachs International	2,585,000	EUR	07/09/21	3,156,182	3,037,463	118,719
UBS AG	12,322,000	ILS	04/30/21	3,792,527	3,690,333	102,194
Goldman Sachs International	10,130,000	BRL	04/01/21	1,887,892	1,801,081	86,811
UBS AG	136,000,000	JPY	04/12/21	1,306,813	1,228,341	78,472
Goldman Sachs International	430,000	BRL	07/01/21	100,738	75,976	24,762
UBS AG	21,100,000	MXN	04/08/21	1,039,196	1,032,085	7,111
Barclays Bank plc	27,627,600	CZK	04/19/22	1,250,018	1,249,514	504
Barclays Bank plc	27,600	CZK	04/19/21	1,250	1,241	9
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	95,401	(1,568)
Citibank, N.A.	343,400	ILS	04/30/21	100,306	102,845	(2,539)
Bank of America, N.A.	1,313,000	ILS	04/30/21	389,383	393,232	(3,849)
Goldman Sachs International	833,450	ILS	01/31/22	247,088	251,224	(4,136)
Goldman Sachs International	5,868,100	ILS	04/30/21	1,726,920	1,757,447	(30,527)
						$1,225,808

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Goldman Sachs International	1,691,750	ILS	04/30/21	$471,845	$506,665	$34,820
Goldman Sachs International	1,149,950	ILS	01/31/22	319,076	346,625	27,549
UBS AG	21,100,000	MXN	04/08/21	1,025,683	1,032,085	6,402

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

JPMorgan Chase Bank, N.A.	5,832,750	ILS	04/30/21	1,761,507	1,746,859	(14,648)
Morgan Stanley Capital Services LLC	10,130,000	BRL	04/01/21	1,817,790	1,801,081	(16,709)
JPMorgan Chase Bank, N.A.	136,000,000	JPY	04/12/21	1,252,535	1,228,341	(24,194)
JPMorgan Chase Bank, N.A.	1,980,000	BRL	07/01/21	383,721	349,843	(33,878)
Barclays Bank plc	12,322,000	ILS	04/30/21	3,733,278	3,690,333	(42,945)
UBS AG	326,300,000	JPY	04/19/21	3,005,343	2,947,343	(58,000)
Citibank, N.A.	3,930,000	BRL	07/01/21	753,675	694,386	(59,289)
Citibank, N.A.	2,585,000	EUR	07/09/21	3,120,818	3,037,462	(83,356)
Bank of America, N.A.	362,181,000	JPY	07/01/21	3,491,238	3,273,744	(217,494)
						$(481,742)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or a portion of this security is pledged as interest rate swap collateral at March 31, 2021.
2	Rate indicated is the 7-day yield as of March 31, 2021.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $78,359,454 (cost $78,100,763), or 61.9% of total net assets.

4
Variable rate security.  Rate indicated is the rate effective at March 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

5
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $4,229,373 (cost $4,219,018), or 3.3% of total net assets — See Note 8.

6	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
7
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2021. See table below for additional step information for each security.

8	Security is an interest-only strip.

BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2021

The following table summarizes the inputs used to value the Fund's investments at March 31, 2021 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$3,449,049	$—	$—	$3,449,049
Money Market Fund	5,404,682	—	—	5,404,682
Asset-Backed Securities	—	48,426,834	3,700,000	52,126,834
Corporate Bonds	—	33,847,250	—	33,847,250
Collateralized Mortgage Obligations	—	29,758,074	1,089,988	30,848,062
Senior Floating Rate Interests	—	2,898,784	—	2,898,784
Foreign Government Debt	—	1,234,437	—	1,234,437
Interest Rate Swap Agreements**	—	47,893	—	47,893
Fixed Income Index Swap Agreements**	—	105,194	—	105,194
Forward Foreign Currency Exchange Contracts**	—	1,337,198	—	1,337,198
Total Assets	$8,853,731	$117,655,664	$4,789,988	$131,299,383

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$593,132	$—	$593,132

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2021	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 3,700,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	740,089	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	349,899	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Total Assets	$ 4,789,988

Significant changes in a quote would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2021:
		Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$3,800,000	$1,182,023	$4,982,023
Purchases/(Receipts)	1,250,000	1,090,548	2,340,548
(Sales, maturities and paydowns)/Fundings	(1,350,000)	(1,172,370)	(2,522,370)
Amortization of premiums/discounts	—	(35)	(35)
Total realized gains (losses) included in earnings	—	(1)	(1)
Total change in unrealized appreciation (depreciation) included in earnings	—	(10,177)	(10,177)
Ending Balance	$3,700,000	$1,089,988	$4,789,988
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2021	$—	$365	$365

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24

Guggenheim Strategy Fund II

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2021

ASSETS:
Investments, at value (cost $365,224,600)	$365,690,444
Segregated cash with broker	1,223
Unamortized upfront premiums paid on interest rate swap agreements	607
Unrealized appreciation on OTC swap agreements	455,841
Unrealized appreciation on forward foreign currency exchange contracts	4,786,055
Prepaid expenses	9,206
Receivables:
Interest	677,893
Fund shares sold	345,000
Securities sold	177,200
Variation margin on interest rate swap agreements	10,784
Foreign tax reclaims	845
Total assets	372,155,098
LIABILITIES:
Overdraft due to custodian bank	29,670
Segregated cash due to broker	2,820,000
Unrealized depreciation on forward foreign currency exchange contracts	1,843,847
Payable for:
Securities purchased	7,916,507
Fund shares redeemed	335,000
Distributions to shareholders	72,096
Swap settlement	13,309
Fund accounting/administration fees	5,781
Trustees' fees*	3,558
Miscellaneous	39,970
Total liabilities	13,079,738
NET ASSETS	$359,075,360
NET ASSETS CONSIST OF:
Paid in capital	$360,313,242
Total distributable earnings (loss)	(1,237,882)
Net assets	$359,075,360
Capital shares outstanding	14,376,473
Net asset value per share	$24.98

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2021
ASSETS:
Investments, at value (cost $277,023,559)	$278,106,869
Cash	733,092
Segregated cash with broker	557,752
Unamortized upfront premiums paid on interest rate swap agreements	628
Unrealized appreciation on OTC swap agreements	225,748
Unrealized appreciation on forward foreign currency exchange contracts	3,353,402
Prepaid expenses	8,361
Receivables:
Interest	608,856
Securities sold	132,708
Variation margin on interest rate swap agreements	14,618
Swap settlement	5,927
Foreign tax reclaims	655
Total assets	283,748,616
LIABILITIES:
Segregated cash due to broker	1,980,000
Unrealized depreciation on forward foreign currency exchange contracts	1,519,875
Payable for:
Securities purchased	6,924,602
Distributions to shareholders	22,030
Fund accounting/administration fees	5,447
Trustees' fees*	2,130
Transfer agent and administrative fees	1,207
Miscellaneous	32,460
Total liabilities	10,487,751
NET ASSETS	$273,260,865
NET ASSETS CONSIST OF:
Paid in capital	$274,551,266
Total distributable earnings (loss)	(1,290,401)
Net assets	$273,260,865
Capital shares outstanding	10,866,224
Net asset value per share	$25.15

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)

March 31, 2021
ASSETS:
Investments, at value (cost $129,450,213)	$129,809,098
Cash	336,262
Segregated cash with broker	581
Unamortized upfront premiums paid on interest rate swap agreements	576
Unrealized appreciation on OTC swap agreements	105,194
Unrealized appreciation on forward foreign currency exchange contracts	1,337,198
Prepaid expenses	4,502
Receivables:
Interest	266,822
Securities sold	87,813
Variation margin on interest rate swap agreements	5,382
Foreign tax reclaims	297
Total assets	131,953,725
LIABILITIES:
Segregated cash due to broker	790,000
Unrealized depreciation on forward foreign currency exchange contracts	593,132
Payable for:
Securities purchased	3,934,127
Fund accounting/administration fees	4,791
Swap settlement	3,052
Transfer agent and administrative fees	798
Trustees' fees*	756
Miscellaneous	41,414
Total liabilities	5,368,070
NET ASSETS	$126,585,655
NET ASSETS CONSIST OF:
Paid in capital	$126,656,706
Total distributable earnings (loss)	(71,051)
Net assets	$126,585,655
Capital shares outstanding	5,050,672
Net asset value per share	$25.06

  * Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF
OPERATIONS (Unaudited)

Six Months Ended March 31, 2021
INVESTMENT INCOME:
Dividends	$207,446
Interest (net of foreign withholding tax of $220)	2,301,500
Total investment income	2,508,946

EXPENSES:
Transfer agent and administrative fees	5,984
Professional fees	52,298
Fund accounting/administration fees	49,793
Custodian fees	16,476
Trustees' fees*	13,558
Line of credit fees	9,128
Interest expense	1,235
Miscellaneous	18,326
Total expenses	166,798
Less:
Earnings credits applied	(459)
Net expenses	166,339
Net investment income	2,342,607

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	786,666
Swap agreements	(159,983)
Futures contracts	31,792
Forward foreign currency exchange contracts	(1,603,021)
Foreign currency transactions	91,721
Net realized loss	(852,825)

Net change in unrealized appreciation (depreciation) on:
Investments	567,947
Swap agreements	362,229
Forward foreign currency exchange contracts	774,007
Foreign currency translations	(38)
Net change in unrealized appreciation (depreciation)	1,704,145
Net realized and unrealized gain	851,320
Net increase in net assets resulting from operations	$3,193,927
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)

Six Months Ended March 31, 2021
INVESTMENT INCOME:
Dividends	$155,492
Interest (net of foreign withholding tax of $171)	2,179,910
Total investment income	2,335,402

EXPENSES:
Transfer agent and administrative fees	5,984
Professional fees	50,976
Fund accounting/administration fees	49,793
Trustees' fees*	12,460
Custodian fees	11,133
Line of credit fees	7,326
Short interest expense	160
Miscellaneous	17,080
Total expenses	154,912
Less:
Earnings credits applied	(287)
Net expenses	154,625
Net investment income	2,180,777

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	151,818
Swap agreements	(174,695)
Futures contracts	25,282
Forward foreign currency exchange contracts	(443,338)
Foreign currency transactions	269,990
Net realized loss	(170,943)

Net change in unrealized appreciation (depreciation) on:
Investments	839,223
Swap agreements	177,560
Forward foreign currency exchange contracts	232,088
Foreign currency translations	(46)
Net change in unrealized appreciation (depreciation)	1,248,825
Net realized and unrealized gain	1,077,882
Net increase in net assets resulting from operations	$3,258,659

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)

Six Months Ended March 31, 2021

INVESTMENT INCOME:
Dividends	$71,534
Interest (net of foreign withholding tax of $78)	1,074,632
Total investment income	1,146,166

EXPENSES:
Transfer agent and administrative fees	5,984
Professional fees	36,264
Fund accounting/administration fees	31,294
Custodian fees	10,872
Trustees' fees*	9,954
Pricing service expense	6,104
Line of credit fees	3,574
Interest expense	7
Miscellaneous	8,773
Total expenses	112,826
Less:
Earnings credits applied	(232)
Net expenses	112,594
Net investment income	1,033,572

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	188,998
Swap agreements	(74,633)
Futures contracts	12,260
Forward foreign currency exchange contracts	(286,873)
Foreign currency transactions	(3,969)
Net realized loss	(164,217)

Net change in unrealized appreciation (depreciation) on:
Investments	184,867
Swap agreements	70,793
Forward foreign currency exchange contracts	200,660
Foreign currency translations	(21)
Net change in unrealized appreciation (depreciation)	456,299
Net realized and unrealized gain	292,082
Net increase in net assets resulting from operations	$1,325,654
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	March 31, 2021 (Unaudited)	September 30, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,342,607	$7,871,907
Net realized loss on investments	(852,825)	(1,718,469)
Net change in unrealized appreciation (depreciation) on investments	1,704,145	3,422,339
Net increase in net assets resulting from operations	3,193,927	9,575,777

Distributions to shareholders	(3,104,629)	(8,751,537)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	53,877,903	221,706,518
Distributions reinvested	2,543,623	7,102,715
Cost of shares redeemed	(25,914,985)	(358,839,551)
Net increase (decrease) from capital share transactions	30,506,541	(130,030,318)
Net increase (decrease) in net assets	30,595,839	(129,206,078)

NET ASSETS:
Beginning of period	328,479,521	457,685,599
End of period	$359,075,360	$328,479,521

CAPITAL SHARE ACTIVITY:
Shares sold	2,156,709	8,974,963
Shares issued from reinvestment of distributions	101,856	287,617
Shares redeemed	(1,036,960)	(14,542,456)
Net increase (decrease) in shares	1,221,605	(5,279,876)

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year Ended
	March 31, 2021 (Unaudited)	September 30, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,180,777	$6,869,038
Net realized loss on investments	(170,943)	(2,064,900)
Net change in unrealized appreciation (depreciation) on investments	1,248,825	3,269,539
Net increase in net assets resulting from operations	3,258,659	8,073,677

Distributions to shareholders	(2,367,747)	(7,655,249)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	32,511,999
Distributions reinvested	2,221,915	7,207,917
Cost of shares redeemed	(1,125,001)	(153,350,878)
Net increase (decrease) from capital share transactions	1,096,914	(113,630,962)
Net increase (decrease) in net assets	1,987,826	(113,212,534)

NET ASSETS:
Beginning of period	271,273,039	384,485,573
End of period	$273,260,865	$271,273,039

CAPITAL SHARE ACTIVITY:
Shares sold	–	1,331,447
Shares issued from reinvestment of distributions	88,458	291,772
Shares redeemed	(44,825)	(6,291,377)
Net increase (decrease) in shares	43,633	(4,668,158)

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2021 (Unaudited)	Year Ended September 30, 2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,033,572	$2,839,179
Net realized loss on investments	(164,217)	(327,221)
Net change in unrealized appreciation (depreciation) on investments	456,299	1,100,394
Net increase in net assets resulting from operations	1,325,654	3,612,352

Distributions to shareholders	(995,148)	(2,703,001)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	—	—
Distributions reinvested	995,148	2,703,001
Cost of shares redeemed	(1,000,000)	(29,577,201)
Net decrease from capital share transactions	(4,852)	(26,874,200)
Net increase (decrease) in net assets	325,654	(25,964,849)

NET ASSETS:
Beginning of period	126,260,001	152,224,850
End of period	$126,585,655	$126,260,001

CAPITAL SHARE ACTIVITY:
Shares sold	—	—
Shares issued from reinvestment of distributions	39,743	109,484
Shares redeemed	(39,937)	(1,201,146)
Net decrease in shares	(194)	(1,091,662)

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$24.97	$24.83	$24.98	$25.06	$24.94	$24.85
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.51	.75	.66	.56	.50
Net gain (loss) on investments (realized and unrealized)	.07	.17	(.17)	(.02)	.14	.09
Total from investment operations	.24	.68	.58	.64	.70	.59
Less distributions from:
Net investment income	(.23)	(.54)	(.72)	(.71)	(.58)	(.50)
Net realized gains	—	—	(.01)	(.01)	—	—
Total distributions	(.23)	(.54)	(.73)	(.72)	(.58)	(.50)
Net asset value, end of period	$24.98	$24.97	$24.83	$24.98	$25.06	$24.94
Total Return[c]	0.95%	2.78%	2.37%	2.60%	2.82%	2.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$359,075	$328,480	$457,686	$497,109	$493,831	$359,632
Ratios to average net assets:
Net investment income (loss)	1.37%	2.05%	3.01%	2.64%	2.25%	2.01%
Total expenses[d]	0.10%	0.12%	0.07%	0.06%	0.09%	0.09%
Net expenses[e]	0.10%	0.12%	0.07%	0.06%	0.09%	0.09%
Portfolio turnover rate	43%	89%	44%	57%	80%	53%
a	Unaudited figures for the period ended March 31, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund's performance for the periods presented.

	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$25.07	$24.82	$25.00	$25.04	$24.98	$24.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.52	.75	.66	.69	.62
Net gain (loss) on investments (realized and unrealized)	.10	.29	(.20)	(.01)	.07	.10
Total from investment operations	.30	.81	.55	.65	.76	.72
Less distributions from:
Net investment income	(.22)	(.56)	(.73)	(.68)	(.70)	(.62)
Return of capital	—	—	—	(.01)	—	—
Total distributions	(.22)	(.56)	(.73)	(.69)	(.70)	(.62)
Net asset value, end of period	$25.15	$25.07	$24.82	$25.00	$25.04	$24.98

Total Return[c]	1.15%	3.32%	2.24%	2.61%	3.10%	2.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$273,261	$271,273	$384,486	$426,383	$317,147	$216,737
Ratios to average net assets:
Net investment income (loss)	1.61%	2.11%	3.00%	2.66%	2.75%	2.51%
Total expenses[d]	0.11%	0.13%	0.08%	0.07%	0.12%	0.12%
Net expenses[d,e]	0.11%	0.13%	0.08%	0.07%	0.12%	0.12%
Portfolio turnover rate	43%	92%	43%	55%	78%	37%
a	Unaudited figures for the period ended March 31, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d e	Does not include expenses of the underlying funds in which the Fund invests. Net expense information reflects the expense ratios after expense waivers.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2021[a]	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Per Share Data
Net asset value, beginning of period	$25.00	$24.78	$25.08	$25.10	$25.01	$24.88
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.52	.73	.69	.70	.60
Net gain (loss) on investments (realized and unrealized)	.06	.18	(.19)	(.03)	.09	.13
Total from investment operations	.26	.70	.54	.66	.79	.73
Less distributions from:
Net investment income	(.20)	(.48)	(.83)	(.68)	(.70)	(.60)
Net realized gains	—	—	(.01)	—	—	—
Total distributions	(.20)	(.48)	(.84)	(.68)	(.70)	(.60)
Net asset value, end of period	$25.06	$25.00	$24.78	$25.08	$25.10	$25.01

Total Return[c]	1.03%	2.88%	2.21%	2.66%	3.20%	2.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$126,586	$126,260	$152,225	$170,558	$146,157	$132,278
Ratios to average net assets:
Net investment income (loss)	1.64%	2.08%	2.96%	2.74%	2.80%	2.42%
Total expenses[d]	0.18%	0.20%	0.16%	0.12%	0.15%	0.15%
Net expenses[e]	0.18%	0.20%	0.16%	0.12%	0.15%	0.15%
Portfolio turnover rate	43%	100%	44%	64%	76%	31%

a	Unaudited figures for the period ended March 31, 2021. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At March 31, 2021, the Trust consisted of three Funds.
This report covers the following funds (collectively, the “Funds”):
Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.
Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or  the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.
Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.
The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.
The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day's spreads.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.
(b) U.S. Government and Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
Inflation-Indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of Interest on the Statements of Operations, even though principal is not received until maturity.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(c) Senior Floating Rate Interests and Loan Investments
Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds' Schedules of Investments.
The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.
(d) Interest on When-Issued Securities
The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.
(e) Futures Contracts
Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
(f) Swap Agreements
Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.
Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Currency Translations
The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.
Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
(h) Forward Foreign Currency Exchange Contracts
The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
(i) Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2021, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.
(j) Security Transactions
Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset backed securities and senior and unsubordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.
Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statements of Operations at the end of the commitment period.
(k) Distributions
Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.
(l) Expenses
Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.
(m) Earnings Credits
Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2021, are disclosed in the Statements of Operations.
(n) Cash
The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.06% at March 31, 2021.
(o) Indemnifications
Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Note 2 – Derivatives
As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Funds may utilize derivatives for the following purposes:
Duration: the use of an instrument to manage the interest rate risk of a portfolio.
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.
The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Guggenheim Strategy Fund II	Income	$—	$1,106,500
Guggenheim Strategy Fund III	Income	—	875,979
Guggenheim Variable Insurance Strategy Fund III	Income	—	414,938

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.
Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the

NOTES TO FINANCIAL STATEMENTS (Unaudited)

current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.
The following table represents the Funds' use and volume of total return swaps on a monthly basis:
		Average Notional Amount
Fund	Use	Long	Short
Guggenheim Strategy Fund II	Income	$213,939	$18,301,716
Guggenheim Strategy Fund III	Income	167,838	11,590,667
Guggenheim Variable Insurance Strategy Fund III	Income	77,796	5,389,428

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.
The following table represents the Funds' use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Guggenheim Strategy Fund II	Duration, Hedge	$–	$16,016,667
Guggenheim Strategy Fund III	Duration, Hedge	–	28,800,000
Guggenheim Variable Insurance Strategy Fund III	Duration, Hedge	–	9,916,667

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
The following table represents the Funds' use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Guggenheim Strategy Fund II	Hedge	$42,170,113	$94,394,083
Guggenheim Strategy Fund III	Hedge	30,066,536	46,993,702
Guggenheim Variable Insurance Strategy Fund III	Hedge	12,616,373	20,970,854

Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2021:
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest Rate contracts	Variation margin on interest rate swap agreements
Unamortized upfront premiums paid on interest rate swap agreements
Unrealized appreciation on OTC swap agreements
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2021:
	Asset Derivative Investments Value
		Forward
		Foreign
	Swaps	Currency
	Interest Rate	Exchange	Total Value at
Fund	Risk*	Risk	March 31, 2021
Guggenheim Strategy Fund II	$551,251	$4,786,055	$5,337,306
Guggenheim Strategy Fund III	357,290	3,353,402	3,710,692
Guggenheim Variable Insurance Strategy Fund III	153,087	1,337,198	1,490,285

	Liability Derivative Investments Value
		Forward
		Foreign
	Swaps	Currency
	Interest Rate	Exchange	Total Value at
Fund	Risk*	Risk	March 31, 2021
Guggenheim Strategy Fund II	$–	$1,843,847	$1,843,847
Guggenheim Strategy Fund III	–	1,519,875	1,519,875
Guggenheim Variable Insurance Strategy Fund III	–	593,132	593,132
* Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended March 31, 2021:
Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest Rate contracts	Net realized gain (loss) on futures contracts
Credit/Interest Rate contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2021:
Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
				Forward
				Foreign
	Futures	Swaps	Swaps	Currency
	Interest Rate	Interest Rate	Credit	Exchange
Fund	Risk	Risk	Risk	Risk	Total
Guggenheim Strategy Fund II	$31,792	$(160,157)	$174	$(1,603,021)	$(1,731,212)
Guggenheim Strategy Fund III	25,282	(174,832)	137	(443,338)	(592,751)
Guggenheim Variable Insurance Strategy Fund III	12,260	(74,675)	42	(286,873)	(349,246)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
				Forward
				Foreign
	Futures	Swaps	Swaps	Currency
	Interest Rate	Interest Rate	Credit	Exchange
Fund	Risk	Risk	Risk	Risk	Total
Guggenheim Strategy Fund II	$–	$362,229	$–	$774,007	$1,136,236
Guggenheim Strategy Fund III	–	177,560	–	232,088	409,648
Guggenheim Variable Insurance Strategy Fund III	–	70,793	–	200,660	271,453

NOTES TO FINANCIAL STATEMENTS (Unaudited)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.
The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
Note 3 – Offsetting
In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.
In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:
					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Guggenheim Strategy Fund II	Fixed income index swap agreements	$455,841	$—	$455,841	$—	$(370,000)	$85,841
	Forward foreign currency exchange contracts	4,786,055	—	4,786,055	(1,826,484)	(2,230,070)	729,501

Guggenheim Strategy Fund III	Fixed income index swap agreements	225,748	—	225,748	—	—	225,748
	Forward foreign currency exchange contracts	3,353,402	—	3,353,402	(739,589)	(1,971,540)	642,273
Guggenheim Variable Insurance Strategy Fund III	Fixed income index swap agreements	105,194	—	105,194	—	—	105,194
	Forward foreign currency exchange contracts	1,337,198	—	1,337,198	(353,512)	(685,674)	298,012

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Guggenheim Strategy Fund II	Forward foreign currency exchange contracts	$1,843,847	$—	$1,843,847	$(1,826,484)	$—	$17,363
Guggenheim Strategy Fund III	Forward foreign currency exchange contracts	1,519,875	—	1,519,875	(739,589)	(555,000)	225,286
Guggenheim Variable Insurance Strategy Fund III	Forward foreign currency exchange contracts	593,132	—	593,132	(353,512)	—	239,620

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2021.
Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Guggenheim Strategy Fund II	Barclays Bank plc	Forward foreign currency exchange contracts	$–	$270,000
	BNP Paribas	Total return swap agreements	–	370,000
	BofA Securities, Inc.	Interest rate swap agreements	1,223	–
	Citibank N.A.	Forward foreign currency exchange contracts	–	640,000
	Goldman Sachs International	Forward foreign currency exchange contracts	–	1,050,000
	JPMorgan Chase Bank, N.A.	Forward foreign currency exchange contracts	–	190,000
	Morgan Stanley Capital Services LLC	Forward foreign currency exchange contracts	–	300,000
			1,223	2,820,000
Guggenheim Strategy Fund III	Barclays Bank plc	Forward foreign currency exchange contracts	–	260,000
	BofA Securities, Inc.	Forward foreign currency exchange contracts	557,752	–
	BofA Securities, Inc.	Interest rate swap agreements	–	–
	Citibank N.A.	Forward foreign currency exchange contracts	–	540,000

NOTES TO FINANCIAL STATEMENTS (Unaudited)

	Goldman Sachs International	Forward foreign currency exchange contracts	–	620,000
	JPMorgan Chase Bank, N.A.	Forward foreign currency exchange contracts	–	560,000
			557,752	1,980,000
Guggenheim Variable Insurance Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	581	–
	Citibank N.A.	Forward foreign currency exchange contracts	–	270,000
	Goldman Sachs International	Forward foreign currency exchange contracts	–	260,000
	JPMorgan Chase Bank, N.A.	Forward foreign currency exchange contracts	–	260,000
			581	790,000

Note 4 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 5 – Investment Advisory Agreement and Other Agreements
Under the terms of an investment advisory contract, the Funds do not pay GI investment advisory fees.
GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, GI will voluntarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2021, the Funds did not waive fees or reimburse other expenses.
Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.
MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds' administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds' securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds' average daily net assets and out of pocket expenses.  For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.
Note 6 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.
Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.
At March 31, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:
Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Guggenheim Strategy Fund II	$ 365,224,600	$ 7,020,536	$ (3,061,233)	$ 3,959,303
Guggenheim Strategy Fund III	277,023,559	5,630,963	(2,356,836)	3,274,127
Guggenheim Variable Insurance Strategy Fund III	129,450,213	2,251,569	(995,531)	1,256,038
Note 7 – Securities Transactions
For the period ended March 31, 2021, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:
Fund	Purchases	Sales
Guggenheim Strategy Fund II	$131,086,341	$111,620,305
Guggenheim Strategy Fund III	100,982,392	115,546,909
Guggenheim Variable Insurance Strategy Fund III	47,465,038	58,580,457

For the period ended March 31, 2021, the cost of purchases and proceeds from sales of government securities, were as follows:
Fund	Purchases	Sales
Guggenheim Strategy Fund II	$3,355,534	$3,315,459
Guggenheim Strategy Fund III	2,655,998	2,624,277
Guggenheim Variable Insurance Strategy Fund III	1,258,045	1,243,021

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2021, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:
Fund	Purchases	Sales	Realized Gain (Loss)
Guggenheim Strategy Fund II	$6,876,789	$—	$—
Guggenheim Strategy Fund III	5,349,435	—	—
Guggenheim Variable Insurance Strategy Fund III	2,449,202	—	—

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 8 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:
Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$1,188,746	$1,241,172
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	390,270	399,114
FKRT
2020-C2A, 3.25% due 12/30/23	12/03/20	1,978,991	1,980,238
LSTAR Securities Investment Ltd.
2021-2, 1.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	650,000	649,550
LSTAR Securities Investment Ltd.
2021-1, 1.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	878,249	880,617
Station Place Securitization Trust
2020-5, 0.92% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22[1]	05/13/20	6,600,000	6,600,000
		$11,686,256	$11,750,691
Guggenheim Strategy Fund III
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$1,188,746	$1,241,172
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	390,270	399,114
FKRT
2020-C2A, 3.25% due 12/30/23	12/03/20	1,579,195	1,580,190
LSTAR Securities Investment Ltd.
2021-2, 1.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	450,000	449,689
LSTAR Securities Investment Ltd.
2021-1, 1.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	878,249	880,617
Station Place Securitization Trust
2020-5, 0.92% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22[1]	05/13/20	5,250,000	5,250,000
		$9,736,460	$9,800,782
Guggenheim Variable Insurance Strategy Fund III
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$ 390,270	$ 399,114
FKRT
2020-C2A, 3.25% due 12/30/23	12/03/20	739,623	740,089
LSTAR Securities Investment Ltd.
2021-2, 1.82% (1 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 03/02/26[1]	03/17/21	200,000	199,862
LSTAR Securities Investment Ltd.
2021-1, 1.92% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	439,125	440,308
Station Place Securitization Trust
2020-5, 0.92% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22[1]	05/13/20	2,450,000	2,450,000
		$4,219,018	$4,229,373

1
Variable rate security.  Rate indicated is the rate effective at March 31, 2021. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 9 – Line of Credit
The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through October 2, 2020, at which time the line of credit was renewed. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate plus 1/2 of 1%.
The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and isr eferenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2021.
Note 10 – Reverse Repurchase Agreements
Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.
For the period ended March 31, 2021, the Funds entered into reverse repurchase agreements as follows:
Fund	Numbers of Days Outstanding	Balance at March 31, 2021	Average Balance Outstanding	Average Interest Rate
Guggenheim Strategy Fund III	12	$—*	$1,423,858	0.34%
Guggenheim Variable Insurance Strategy Fund III	2	—*	320,554	0.41%

*As of March 31, 2021, there were no open reverse repurchase agreements.
Note 11 – COVID-19
The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.
Note 12 – Subsequent Events
The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no material events that would require adjustment to or disclosure in the Funds' financial statements.

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds' Forms N-PORT and N-Q are available on the SEC's website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
Independent Trustees:
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2013 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	157	Current: Purpose Investments Funds (2013-present). Former: Managed Duration Investment Grade Municipal Fund (2006-2016).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	156	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present). Former: Infinity Property & Casualty Corp. (2014-2018).

Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Co-Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present).	156	Current: US Global Investors (GROW) (1995-present). Former: Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2013	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	157
Current: PPM Funds (2) (2018-present); Edward-Elmhurst Healthcare System (2012-present).

Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***

Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	156	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2013
Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).
			156	Former: Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020); Managed Duration Investment Grade Municipal Fund (2003-2016).

Interested Trustee:
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2014 (Chief Legal Officer) Since 2013 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	156	None.

* The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
** Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
*** Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Fiduciary/Claymore Energy Infrastructure Fund, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Enhanced Equity Income Fund, Guggenheim Energy & Income Fund, Guggenheim Credit Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

**** This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

OFFICERS
Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years

Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018
Current: President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Chief Executive Officer and Chairman of the Board of Managers, Guggenheim Funds Investment Advisors, LLC (2018-present); President and Chief Executive Officer, Security Investors, LLC (2018-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present); Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-present).

Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2013
Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present). Vice President, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017
Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

OFFICERS
Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years

John L. Sullivan (1955)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2013
Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial Officer and Treasurer, Van Kampen Funds (1996-2004).

Jon Szafran (1989)	Assistant Treasurer	Since 2017
Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. ("HGINA"), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

* The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
** Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE

Who We Are
This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You
Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You
We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information
The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law. In addition to the specific uses described above, we also use your information in the following manner:

     •    We use your information in connection with servicing your accounts.
     •    We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.
     •    We use information to improve our products and services. We may use your information to make our website and products better. We may use      your information to customize your experience with us.
     •    We use information for security purposes. We may use your information to protect our company and our customers.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE

     •   We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.
     •   We use information as otherwise permitted by law, as we may notify you.
     •   Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices
The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE

How We Protect Privacy Online
We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention
We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors
If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed
If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

Item 2.  Code of Ethics.
Not required at this time.

Item 3.  Audit Committee Financial Expert.
Not required at this time.

Item 4.  Principal Accountant Fees and Services.
Not required at this time.

Item 5.  Audit Committee of Listed Registrants.
Not Applicable.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not Applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.
Item 11.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded  based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.  Exhibits.
(a)(1)   Not required at this time.
(a)(2)   Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(a)(3)   Not applicable to registrant.

(a)(4)   Not applicable to registrant.
(b)       Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategy Funds Trust
By:              /s/ Brian E. Binder
Name:          Brian E. Binder
Title: President and Chief Executive Officer
 Date:          May 27, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:             /s/ Brian E. Binder
Name:         Brian E. Binder
Title:           President and Chief Executive Officer
Date:          May 27, 2021
By:             /s/ John L. Sullivan
Name:        John L. Sullivan
Title:          Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:          May 27, 2021